UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-6452

Fidelity Union Street Trust II

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2018

Item 1.

Reports to Stockholders

Fidelity® Arizona Municipal Income Fund Fidelity® Arizona Municipal Money Market Fund Semi-Annual Report February 28, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Fidelity® Arizona Municipal Income Fund

Investment Summary (Unaudited)

Top Five Sectors as of February 28, 2018

% of fund's net assets
Education	25.2
General Obligations	17.1
Health Care	15.1
Special Tax	10.5
Transportation	8.3

Quality Diversification (% of fund's net assets)

As of February 28, 2018
AAA	1.6%
AA,A	88.2%
BBB	6.4%
Not Rated	1.9%
Short-Term Investments and Net Other Assets	1.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Arizona Municipal Income Fund

Schedule of Investments February 28, 2018 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.1%
	Principal Amount	Value
Arizona - 97.5%
Arizona Board of Regents Arizona State Univ. Rev.:
(Arizona State Univ. Revs. Proj.) Series 2017 B, 5% 7/1/43	$1,200,000	$1,362,636
Series 2012 A:
5% 7/1/26	550,000	615,439
5% 7/1/26 (Pre-Refunded to 7/1/22 @ 100)	450,000	505,125
Series 2015 A, 5% 7/1/35	2,215,000	2,512,275
Series 2015 B, 5% 7/1/31	1,525,000	1,749,160
Series 2015 D:
5% 7/1/34	500,000	568,520
5% 7/1/35	900,000	1,020,789
5% 7/1/41	485,000	545,329
5% 7/1/46	3,000,000	3,362,730
Arizona Board of Regents Ctfs. of Prtn. (Univ. of Arizona Projs.) Series 2012 C, 5% 6/1/26	3,035,000	3,368,577
Arizona Ctfs. of Prtn.:
Series 2010 A, 5% 10/1/29 (FSA Insured)	5,000,000	5,245,747
Series 2013 A, 5% 10/1/25	1,870,000	2,081,385
Series 2015, 5% 9/1/27	1,500,000	1,737,150
Series 2016, 5% 10/1/21	500,000	553,400
Arizona Game and Fish Dept. and Commission (AGF Administration Bldg. Proj.) Series 2006:
5% 7/1/21	1,280,000	1,283,635
5% 7/1/32	470,000	471,213
Arizona Health Facilities Auth. Hosp. Sys. Rev. Series 2012 A, 5% 2/1/23	1,285,000	1,407,563
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.) Series 2007 B, 3 month U.S. LIBOR + 0.810% 1.945%, tender 1/1/37 (a)(b)	1,000,000	921,060
(Scottsdale Lincoln Hospitals Proj.) Series 2014 A:
5% 12/1/26	2,000,000	2,277,960
5% 12/1/42	2,020,000	2,226,101
Series 2011 B1, 5.25% 3/1/39	1,000,000	1,071,570
Series 2012 A, 5% 1/1/43	3,500,000	3,765,475
Arizona State Trans. Board:
Series 2017 A, 5% 7/1/32	1,500,000	1,758,510
Series 2017A, 5% 7/1/31	385,000	452,729
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series A, 5% 10/1/28	2,000,000	2,309,480
Avondale Muni. Dev. Corp. Excise Tax Rev. 5% 7/1/28 (Pre-Refunded to 7/1/18 @ 100)	500,000	505,955
Buckeye Excise Tax Rev. Series 2015:
5% 7/1/27	350,000	406,231
5% 7/1/28	500,000	577,440
5% 7/1/29	455,000	522,204
Central Wtr. Conservation District (Central Arizona Proj.) Series 2016 A, 5% 1/1/36	500,000	565,580
Dysart Unified School District #89 Gen. Oblig. Series 2014:
5% 7/1/23	700,000	797,300
5% 7/1/27	1,300,000	1,471,262
Glendale Gen. Oblig.:
Series 2015, 5% 7/1/22 (FSA Insured)	1,000,000	1,119,860
Series 2017, 5% 7/1/32	1,000,000	1,154,640
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2007, 5.25% 5/15/19	1,000,000	1,040,600
Glendale Sr. Excise Tax Rev. Series 2015 A, 5% 7/1/28	1,000,000	1,147,700
Goodyear Pub. Impt. Corp. Facilities Rev. Series 2016 A, 5% 7/1/29	1,000,000	1,155,990
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Healthcare West Proj.) Series 2009 A, 6% 7/1/39	1,000,000	1,047,780
Maricopa County Indl. Dev. Auth. Rev. Series 2016 A:
5% 1/1/34	3,000,000	3,414,900
5% 1/1/38	1,215,000	1,363,145
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (c)	250,000	252,215
6% 1/1/48 (c)	250,000	253,565
Maricopa County Phoenix Union High School District #210 Series E, 5% 7/1/22	1,000,000	1,124,710
Maricopa County School District #28 Kyrene Elementary:
Series 2010 B:
5.25% 7/1/28 (Pre-Refunded to 7/1/23 @ 100)	690,000	801,697
5.5% 7/1/29 (Pre-Refunded to 7/1/23 @ 100)	480,000	563,736
5.5% 7/1/30 (Pre-Refunded to 7/1/23 @ 100)	400,000	469,780
Series 2010 C, 4% 7/1/29	650,000	691,145
Maricopa County Unified School District #48 Scottsdale Series 2017 B, 5% 7/1/33	3,000,000	3,503,640
Maricopa School District # 214 (High School Inprovement Proj.) Series 2018 A, 5% 7/1/31	350,000	410,176
McAllister Academic Village LLC Rev.:
(Arizona State Univ. Hassayampa Academic Village Proj.) Series 2016:
5% 7/1/37	2,000,000	2,269,160
5% 7/1/38	3,850,000	4,362,127
Series 2016, 5% 7/1/39	2,270,000	2,568,392
Mesa Util. Sys. Rev. Series 2017, 4% 7/1/25	2,000,000	2,206,800
Northern Arizona Univ. Ctfs. of Prtn.:
(Univ. Proj.) Series 2013, 5% 9/1/24	1,000,000	1,101,690
Series 2015, 5% 9/1/20 (FSA Insured)	440,000	473,224
Northern Arizona Univ. Revs.:
Series 2012:
5% 6/1/36	860,000	918,299
5% 6/1/41	1,250,000	1,333,538
Series 2013, 5% 8/1/27	1,000,000	1,118,310
Series 2014, 5% 6/1/29	500,000	558,675
Series 2015, 5% 6/1/30	1,000,000	1,139,840
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2013:
5% 7/1/26 (d)	1,100,000	1,228,260
5% 7/1/29 (d)	500,000	555,145
Series 2015 A, 5% 7/1/45	4,100,000	4,564,489
Series 2017 A, 5% 7/1/35 (d)	2,425,000	2,751,575
Series 2017 D, 5% 7/1/31	2,000,000	2,321,600
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,511,120
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Series 2016, 5% 7/1/33	1,000,000	1,151,990
Phoenix Gen. Oblig. Series 2014, 4% 7/1/26	2,000,000	2,185,620
Phoenix-Mesa Gateway Arpt. Auth. (Mesa Proj.) Series 2012:
5% 7/1/24 (d)	380,000	421,386
5% 7/1/27 (d)	400,000	437,004
Pima County Ctfs. of Prtn.:
Series 2013 A, 5% 12/1/22	1,000,000	1,121,690
Series 2014, 5% 12/1/27	1,745,000	1,946,443
Pima County Swr. Sys. Rev.:
Series 2011 B, 5% 7/1/22	1,050,000	1,158,476
Series 2012 A:
5% 7/1/23	30,000	33,689
5% 7/1/25	1,600,000	1,790,368
5% 7/1/26	1,000,000	1,117,660
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
(Arizona Salt River Proj.) Series A:
5% 1/1/31	3,000,000	3,520,770
5% 1/1/38	1,000,000	1,149,920
Series 2015 A:
5% 12/1/34	1,500,000	1,711,860
5% 12/1/45	1,035,000	1,163,143
Series 2017 A, 5% 1/1/33	1,000,000	1,180,340
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5% 12/1/37	1,500,000	1,755,240
5.5% 12/1/29	3,000,000	3,592,890
Scottsdale Gen. Oblig. Series 2017, 4% 7/1/32	400,000	429,632
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.):
Series 2006 C, 5% 9/1/35 (FSA Insured)	420,000	448,211
Series 2008 A, 5% 9/1/23	355,000	360,364
Scottsdale Muni. Property Corp. Excise Tax Rev.:
Series 2015, 5% 7/1/34	1,355,000	1,547,410
Series 2017, 5% 7/1/31	4,320,000	5,118,898
Surprise Pledged Rev. Series 2015, 5% 7/1/26	1,010,000	1,176,660
Tempe Excise Tax Rev.:
Series 2012, 5% 7/1/25	1,090,000	1,225,934
Series 2016:
5% 7/1/28	315,000	368,204
5% 7/1/29	500,000	582,020
5% 7/1/30	325,000	376,740
5% 7/1/31	375,000	433,196
Tempe Indl. Dev. Auth. Rev. (Mirabella At Asu, Inc. Proj.) Series 2017 B, 6% 10/1/37 (c)	500,000	510,930
Tempe Transit Excise Tax Rev. Series 2008:
4.75% 7/1/38	35,000	35,347
4.75% 7/1/38 (Pre-Refunded to 7/1/18 @ 100)	25,000	25,286
Tucson Ctfs. of Prtn.:
Series 2014:
4% 7/1/20 (FSA Insured)	500,000	525,335
5% 7/1/28 (FSA Insured)	1,000,000	1,127,400
Series 2015, 5% 7/1/23 (FSA Insured)	555,000	630,652
Series 2016, 5% 7/1/27 (FSA Insured)	1,245,000	1,437,216
Tucson Wtr. Rev.:
Series 2015, 5% 7/1/31	1,000,000	1,146,990
Series 2017, 5% 7/1/34	1,000,000	1,163,450
5% 7/1/27	1,000,000	1,165,010
5% 7/1/28	2,000,000	2,319,860
Univ. Med. Ctr. Corp. Hosp. Rev. 5.625% 7/1/36 (Pre-Refunded to 7/1/23 @ 100)	1,000,000	1,172,450
Univ. of Arizona Univ. Revs.:
Series 2012 A, 5% 6/1/37	2,225,000	2,457,201
Series 2014, 5% 8/1/28	1,000,000	1,139,020
Series 2015 A 5% 6/1/30	2,500,000	2,870,750
5% 6/1/38	2,000,000	2,269,900
5% 6/1/39	1,910,000	2,164,794
Yavapai County Indl. Dev. Auth.:
(Northern Healthcare Sys. Proj.) Series 2011, 5% 10/1/20	1,000,000	1,081,000
Series 2012 A, 5.25% 8/1/33	2,000,000	2,200,180
Series 2016, 5% 8/1/36	1,305,000	1,410,000
Yuma Indl. Dev. Auth. Hosp. Rev. Series 2014 A, 5% 8/1/27	2,000,000	2,260,400

TOTAL ARIZONA		166,135,982

Guam - 0.6%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/18 (d)	300,000	304,575
6.375% 10/1/43 (d)	200,000	227,382
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/21 (FSA Insured)	400,000	436,636

TOTAL GUAM		968,593

TOTAL MUNICIPAL BONDS
(Cost $164,911,686)		167,104,575
TOTAL INVESTMENT IN SECURITIES - 98.1%
(Cost $164,911,686)		167,104,575
NET OTHER ASSETS (LIABILITIES) - 1.9%		3,317,534
NET ASSETS - 100%		$170,422,109

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,016,710 or 0.6% of net assets.

 (d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

Education	25.2%
General Obligations	17.1%
Health Care	15.1%
Special Tax	10.5%
Transportation	8.3%
Water & Sewer	8.3%
Electric Utilities	6.8%
Others* (Individually Less Than 5%)	8.7%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Arizona Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

		February 28, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $164,911,686)		$167,104,575
Cash		2,594,147
Receivable for fund shares sold		7,009
Interest receivable		1,530,481
Other receivables		443
Total assets		171,236,655
Liabilities
Payable for investments purchased	$410,536
Payable for fund shares redeemed	203,695
Distributions payable	121,112
Accrued management fee	79,203
Total liabilities		814,546
Net Assets		$170,422,109
Net Assets consist of:
Paid in capital		$168,072,067
Undistributed net investment income		23,675
Accumulated undistributed net realized gain (loss) on investments		133,478
Net unrealized appreciation (depreciation) on investments		2,192,889
Net Assets, for 14,475,751 shares outstanding		$170,422,109
Net Asset Value, offering price and redemption price per share ($170,422,109 ÷ 14,475,751 shares)		$11.77

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2018 (Unaudited)
Investment Income
Interest		$2,687,861
Expenses
Management fee	$491,040
Independent trustees' fees and expenses	339
Miscellaneous	260
Total expenses before reductions	491,639
Expense reductions	(1,145)	490,494
Net investment income (loss)		2,197,367
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		540,166
Total net realized gain (loss)		540,166
Change in net unrealized appreciation (depreciation) on investment securities		(5,872,008)
Net gain (loss)		(5,331,842)
Net increase (decrease) in net assets resulting from operations		$(3,134,475)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,197,367	$4,591,618
Net realized gain (loss)	540,166	1,044,744
Change in net unrealized appreciation (depreciation)	(5,872,008)	(5,535,598)
Net increase (decrease) in net assets resulting from operations	(3,134,475)	100,764
Distributions to shareholders from net investment income	(2,195,026)	(4,576,975)
Distributions to shareholders from net realized gain	(1,204,002)	(370,311)
Total distributions	(3,399,028)	(4,947,286)
Share transactions
Proceeds from sales of shares	12,646,706	33,452,973
Reinvestment of distributions	2,178,203	3,162,383
Cost of shares redeemed	(19,609,304)	(42,753,902)
Net increase (decrease) in net assets resulting from share transactions	(4,784,395)	(6,138,546)
Redemption fees	–	71
Total increase (decrease) in net assets	(11,317,898)	(10,984,997)
Net Assets
Beginning of period	181,740,007	192,725,004
End of period	$170,422,109	$181,740,007
Other Information
Undistributed net investment income end of period	$23,675	$21,334
Shares
Sold	1,050,192	2,771,855
Issued in reinvestment of distributions	181,656	262,497
Redeemed	(1,635,986)	(3,572,932)
Net increase (decrease)	(404,138)	(538,580)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Arizona Municipal Income Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.21	$12.50	$12.12	$12.11	$11.31	$12.19
Income from Investment Operations
Net investment income (loss)A	.148	.311	.335	.375	.399	.382
Net realized and unrealized gain (loss)	(.359)	(.267)	.498	.018	.831	(.855)
Total from investment operations	(.211)	.044	.833	.393	1.230	(.473)
Distributions from net investment income	(.148)	(.310)	(.335)	(.375)	(.398)	(.382)
Distributions from net realized gain	(.081)	(.024)	(.118)	(.008)	(.032)	(.025)
Total distributions	(.229)	(.334)	(.453)	(.383)	(.430)	(.407)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B	–B
Net asset value, end of period	$11.77	$12.21	$12.50	$12.12	$12.11	$11.31
Total ReturnC,D	(1.75)%	.43%	7.01%	3.28%	11.06%	(4.03)%
Ratios to Average Net AssetsE
Expenses before reductions	.55%F	.55%	.55%	.55%	.55%	.55%
Expenses net of fee waivers, if any	.55%F	.55%	.55%	.55%	.55%	.55%
Expenses net of all reductions	.55%F	.55%	.55%	.55%	.55%	.55%
Net investment income (loss)	2.48%F	2.58%	2.73%	3.08%	3.40%	3.16%
Supplemental Data
Net assets, end of period (000 omitted)	$170,422	$181,740	$192,725	$150,985	$145,784	$156,049
Portfolio turnover rate	15%F	18%	7%	17%	8%	20%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Arizona Municipal Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of February 28, 2018

Days	% of fund's investments 2/28/18
1 - 7	93.1
8 - 30	0.2
31 - 60	1.3
61 - 90	0.2
91 - 180	4.9
> 180	0.3

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of February 28, 2018
Variable Rate Demand Notes (VRDNs)	67.5%
Tender Option Bond	14.2%
Other Municipal Security	6.7%
Investment Companies	11.5%
Net Other Assets (Liabilities)	0.1%

Current 7-Day Yield

2/28/18
Fidelity® Arizona Municipal Money Market Fund	0.63%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Fidelity® Arizona Municipal Money Market Fund

Schedule of Investments February 28, 2018 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 67.5%
	Principal Amount	Value
Alabama - 0.2%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 1.43% 3/7/18, VRDN (a)(b)	$300,000	$300,000
Arizona - 65.5%
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.) Series 2009 F, 1.16% 3/7/18, LOC Mizuho Corporate Bank Ltd., VRDN (a)	15,600,000	15,600,000
Coconino County Poll. Cont. Corp. Rev. (Tucson Elec. Pwr. Co. Navajo Proj.) Series 2010 A, 1.17% 3/7/18, LOC JPMorgan Chase Bank, VRDN (a)(b)	5,700,000	5,700,000
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 1.17% 3/7/18, VRDN (a)	12,500,000	12,500,000
Phoenix Indl. Dev. Auth. Rev. (Independent Newspaper, Inc. Proj.) Series 2000, 1.32% 3/7/18, LOC Wells Fargo Bank NA, VRDN (a)(b)	375,000	375,000
FHLMC Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Del Mar Terrace Apts. Proj.) Series 1999 A, 1.15% 3/7/18, LOC Freddie Mac, VRDN (a)	6,200,000	6,200,000
FNMA:
Arizona Hsg. Fin. Auth. Multi-family Hsg. Rev. (Santa Carolina Apts. Proj.) Series 2005, 1.15% 3/7/18, LOC Fannie Mae, VRDN (a)(b)	3,645,000	3,645,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Glenn Oaks Apts. Proj.) Series 2001, 1.2% 3/7/18, LOC Fannie Mae, VRDN (a)(b)	4,520,000	4,520,000
(Ranchwood Apts. Proj.) Series 2001 A, 1.2% 3/7/18, LOC Fannie Mae, VRDN (a)(b)	1,250,000	1,250,000
(San Angelin Apts. Proj.) Series 2004, 1.17% 3/7/18, LOC Fannie Mae, VRDN (a)(b)	8,900,000	8,900,000
(San Martin Apts. Proj.) Series A2, 1.17% 3/7/18, LOC Fannie Mae, VRDN (a)(b)	4,300,000	4,300,000
(San Remo Apts. Proj.) Series 2002, 1.17% 3/7/18, LOC Fannie Mae, VRDN (a)(b)	7,000,000	7,000,000
(Village Square Apts. Proj.) Series 2004, 1.17% 3/7/18, LOC Fannie Mae, VRDN (a)(b)	3,500,000	3,500,000
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(River Point Proj.) Series 2001, 1.2% 3/7/18, LOC Fannie Mae, VRDN (a)(b)	4,895,000	4,895,000
Series A, 1.16% 3/7/18, LOC Fannie Mae, VRDN (a)(b)	3,030,000	3,030,000
		81,415,000
Arkansas - 0.2%
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 1.3% 3/7/18, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	300,000	300,000
Indiana - 1.0%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 B, 1.26% 3/7/18, VRDN (a)(b)	1,180,000	1,180,000
Nebraska - 0.2%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 1.43% 3/7/18, VRDN (a)(b)	200,000	200,000
North Carolina - 0.1%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 1.36% 3/7/18, VRDN (a)(b)	100,000	100,000
West Virginia - 0.3%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1.32% 3/7/18, VRDN (a)(b)	400,000	400,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $83,895,000)		83,895,000

Tender Option Bond - 14.2%
Arizona - 12.1%
Arizona Board of Regents Arizona State Univ. Rev. Participating VRDN Series 33 85X, 1.12% 3/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,665,000	5,665,000
Mesa Util. Sys. Rev.:
Bonds Series Solar 17 0026, SIFMA Municipal Swap Index + 0.050% 1.14%, tender 3/1/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,890,000	1,890,000
Participating VRDN Series ROC II R 11959X, 1.12% 3/7/18 (Liquidity Facility Citibank NA) (a)(c)	1,500,000	1,500,000
Rowan Univ. Participating VRDN Series 2016 XF 2337, 1.13% 3/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,400,000	3,400,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN Series Floaters XF 21 92, 1.12% 3/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,600,000	2,600,000
		15,055,000
Colorado - 0.1%
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters XF 22 41, 1.19% 3/7/18 (Liquidity Facility Citibank NA) (a)(c)	100,000	100,000
Florida - 0.6%
Central Fla Expwy Auth. Rev. Participating VRDN Series Floaters 004, 1.27% 4/11/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(e)	500,000	500,000
Central Florida Expressway Bonds Series RBC E 62, SIFMA Municipal Swap Index + 0.170% 1.26%, tender 5/1/18 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	300,000	300,000
		800,000
Illinois - 0.5%
Chicago Board of Ed. Participating VRDN Series Floaters 003, 1.34% 4/11/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(e)	600,000	600,000
Montana - 0.5%
Missoula Mont Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.27% 4/11/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(e)	600,000	600,000
New Jersey - 0.1%
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 1.26% 3/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	100,000	100,000
Ohio - 0.1%
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.27% 4/11/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(e)	95,000	95,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.27% 4/11/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(e)	100,000	100,000
		195,000
Pennsylvania - 0.2%
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.27% 4/11/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(e)	100,000	100,000
Pennsylvania Higher Edl. Facilities Auth. Bonds Series 2016 E75, SIFMA Municipal Swap Index + 0.170% 1.26%, tender 4/2/18 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	100,000	100,000
		200,000
TOTAL TENDER OPTION BOND
(Cost $17,650,000)		17,650,000

Other Municipal Security - 6.7%
Arizona - 6.3%
Arizona Board of Regents Ctfs. of Prtn. Bonds (Univ. of Arizona Univ. Revs.) Series 2018A, 5% 6/1/18	1,000,000	1,009,094
Arizona Health Facilities Auth. Rev. Bonds (Banner Health Sys. Proj.) Series 2015 A, 5% 1/1/19	400,000	411,725
Phoenix Civic Impt. Board Arpt. Rev. Bonds:
Series 2008 A:
5% 7/1/18 (Pre-Refunded to 7/1/18 @ 100)	1,000,000	1,011,875
5% 7/1/18 (Pre-Refunded to 7/1/18 @ 100)	1,300,000	1,315,485
Series 2017, 5% 7/1/18 (b)	1,760,000	1,782,478
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series C, 1.13% 3/5/18, CP	1,300,000	1,300,000
Scottsdale Gen. Oblig. Bonds Series 2014, 3% 7/1/18	1,000,000	1,006,202
		7,836,859
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 1.32% tender 4/6/18, CP mode	100,000	100,000
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series B, 1.45% tender 3/1/18, CP mode	200,000	200,000
West Virginia - 0.2%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds Series 96, 1.3% tender 3/28/18, CP mode (b)	200,000	200,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $8,336,859)		8,336,859
	Shares	Value

Investment Company - 11.5%
Fidelity Municipal Cash Central Fund, 1.18%(f)(g)
(Cost $14,374,869)	14,373,460	14,374,869
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $124,256,728)		124,256,728
NET OTHER ASSETS (LIABILITIES) - 0.1%		86,913
NET ASSETS - 100%		$124,343,641

Security Type Abbreviations

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,395,000 or 1.9% of net assets.

 (f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.27% 4/11/18 (Liquidity Facility Barclays Bank PLC)	1/18/18	$100,000
Central Fla Expwy Auth. Rev. Participating VRDN Series Floaters 004, 1.27% 4/11/18 (Liquidity Facility Barclays Bank PLC)	1/18/18	$500,000
Central Florida Expressway Bonds Series RBC E 62, SIFMA Municipal Swap Index + 0.170% 1.26%, tender 5/1/18 (Liquidity Facility Royal Bank of Canada)	2/14/18	$300,000
Chicago Board of Ed. Participating VRDN Series Floaters 003, 1.34% 3/1/18 (Liquidity Facility Barclays Bank PLC)	2/1/18	$600,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.27% 4/11/18 (Liquidity Facility Barclays Bank PLC)	9/14/17	$95,000
Missoula Mont Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.27% 4/11/18 (Liquidity Facility Barclays Bank PLC)	7/20/17 - 2/2/18	$600,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.27% 4/11/18 (Liquidity Facility Barclays Bank PLC)	3/9/17	$100,000
Pennsylvania Higher Edl. Facilities Auth. Bonds Series 2016 E75, 1.26%, tender 4/2/18 (Liquidity Facility Royal Bank of Canada)	2/2/18	$100,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$61,613
Total	$61,613

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Arizona Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

		February 28, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $109,881,859)	$109,881,859
Fidelity Central Funds (cost $14,374,869)	14,374,869
Total Investment in Securities (cost $124,256,728)		$124,256,728
Cash		186,097
Receivable for investments sold		100,000
Receivable for fund shares sold		339,967
Interest receivable		136,905
Distributions receivable from Fidelity Central Funds		10,121
Other receivables		33
Total assets		125,029,851
Liabilities
Payable for investments purchased	$123
Payable for fund shares redeemed	630,533
Distributions payable	3,284
Accrued management fee	52,270
Total liabilities		686,210
Net Assets		$124,343,641
Net Assets consist of:
Paid in capital		$124,343,103
Distributions in excess of net investment income		(8)
Accumulated undistributed net realized gain (loss) on investments		546
Net Assets, for 124,208,663 shares outstanding		$124,343,641
Net Asset Value, offering price and redemption price per share ($124,343,641 ÷ 124,208,663 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2018 (Unaudited)
Investment Income
Interest		$657,868
Income from Fidelity Central Funds		61,613
Total income		719,481
Expenses
Management fee	$330,276
Independent trustees' fees and expenses	254
Total expenses before reductions	330,530
Expense reductions	(290)	330,240
Net investment income (loss)		389,241
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(202)
Fidelity Central Funds	269
Capital gain distributions from Fidelity Central Funds	341
Total net realized gain (loss)		408
Net increase in net assets resulting from operations		$389,649

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$389,241	$532,579
Net realized gain (loss)	408	19,768
Net increase in net assets resulting from operations	389,649	552,347
Distributions to shareholders from net investment income	(389,249)	(532,572)
Distributions to shareholders from net realized gain	–	(343,231)
Total distributions	(389,249)	(875,803)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	9,455,711	15,739,222
Reinvestment of distributions	365,572	828,727
Cost of shares redeemed	(28,731,150)	(115,036,936)
Net increase (decrease) in net assets and shares resulting from share transactions	(18,909,867)	(98,468,987)
Total increase (decrease) in net assets	(18,909,467)	(98,792,443)
Net Assets
Beginning of period	143,253,108	242,045,551
End of period	$124,343,641	$143,253,108
Other Information
Distributions in excess of net investment income end of period	$(8)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Arizona Municipal Money Market Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.003	.003	–A	–A	–A	–A
Net realized and unrealized gain (loss)	–A	.002	–A	–A	–A	–A
Total from investment operations	.003	.005	–A	–A	–A	–A
Distributions from net investment income	(.003)	(.003)	–A	–A	–A	–A
Distributions from net realized gain	–	(.002)	–A	–	–	–A
Total distributions	(.003)	(.005)	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.30%	.48%	.02%	.01%	.01%	.02%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%F	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%F	.50%	.20%	.06%	.09%	.16%
Expenses net of all reductions	.50%F	.50%	.20%	.06%	.09%	.16%
Net investment income (loss)	.59%F	.29%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$124,344	$143,253	$242,046	$400,132	$417,266	$408,028

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2018

1. Organization.

Fidelity Arizona Municipal Income Fund (the Income Fund) is a fund of Fidelity Union Street Trust. Fidelity Arizona Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Union Street Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Union Street Trust and Fidelity Union Street Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Shares of the Money Market Fund are only available for purchase by retail shareholders. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. Each Fund may be affected by economic and political developments in the state of Arizona.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Income Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Arizona Municipal Income Fund	$164,835,532	$4,175,226	$(1,906,183)	$2,269,043
Fidelity Arizona Municipal Money Market Fund	124,256,728	–	–	–

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $12,944,851 and $20,455,913, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provides the Funds with investment management related services for which the Funds pay a monthly management fee. The investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Each Fund's management fee is equal to the following annual rate of average net assets:

Fidelity Arizona Municipal Income Fund	.55%
Fidelity Arizona Municipal Money Market Fund	.50%

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. For the Income Fund, interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Arizona Municipal Income Fund	$260

During the period, the Income Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's management fee. During the period, these credits reduced management fee by the following amounts:

Fidelity Arizona Municipal Income Fund	$1,145
Fidelity Arizona Municipal Money Market Fund	290

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2017 to February 28, 2018).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Expenses Paid During Period-B September 1, 2017 to February 28, 2018
Fidelity Arizona Municipal Income Fund	.55%
Actual		$1,000.00	$982.50	$2.70
Hypothetical-C		$1,000.00	$1,022.07	$2.76
Fidelity Arizona Municipal Money Market Fund	.50%
Actual		$1,000.00	$1,003.00	$2.48
Hypothetical-C		$1,000.00	$1,022.32	$2.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Arizona Municipal Income Fund / Fidelity Arizona Municipal Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2017 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance (for Fidelity Arizona Municipal Income Fund).  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Investment Performance (for Fidelity Arizona Municipal Money Market Fund).  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a peer group of funds with similar objectives ("peer group").

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to the gross performance of appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, each fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for non-management expenses (including transfer agent fees, pricing and bookkeeping fees, and fees paid to non-affiliated custodians) from the fund's all-inclusive fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in non-management expenses.

Fidelity Arizona Municipal Income Fund

Fidelity Arizona Municipal Money Market Fund

The Board noted that each fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2016.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the funds) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each fund's total expense ratio, the Board considered the fund's hypothetical net management fee rate as well as the fund's all-inclusive fee rate. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board also considered the current and historical total expense ratios of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that Fidelity Arizona Municipal Income Fund's total expense ratio ranked below the competitive median for 2016 and Fidelity Arizona Municipal Money Market Fund's total expense ratio ranked above the competitive median for 2016. The Board considered that, in general, various factors can affect total expense ratios. The Board considered that Fidelity has been voluntarily waiving part or all of the management fees to maintain a minimum yield for Fidelity Arizona Municipal Money Market Fund. Fidelity Arizona Municipal Money Market Fund's total expense ratio ranked above the competitive median for 2016 because the advisers of many competitor funds waived fees or reimbursed expenses to a greater extent than Fidelity in order to maintain a minimum yield, which caused the expense medians of such competitor funds to be lower than they would otherwise be. Excluding fee waivers, the fund's total expense ratio ranked equal to the median.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although Fidelity Arizona Municipal Money Market Fund was above the median of the universe presented for comparison, each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that due to each fund's current contractual arrangements its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) the terms of Fidelity's contractual and voluntary expense cap and waiver arrangements with the funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the approach to considering "fall-out" benefits; (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability; (xii) the funds' share class structures and distribution channels, including the impact of the Department of Labor's new fiduciary rule on the funds' distribution arrangements; and (xiii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

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Fidelity® Municipal Money Market Fund Semi-Annual Report February 28, 2018

Contents

Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of February 28, 2018

Days	% of fund's investments 2/28/18
1 - 7	64.5
8 - 30	3.4
31 - 60	7.5
61 - 90	4.7
91 - 180	8.2
> 180	11.7

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of February 28, 2018
Variable Rate Demand Notes (VRDNs)	34.6%
Tender Option Bond	19.6%
Other Municipal Security	42.3%
Investment Companies	3.0%
Net Other Assets (Liabilities)	0.5%

Current 7-Day Yield

2/28/18
Fidelity® Municipal Money Market Fund	0.78%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Schedule of Investments February 28, 2018 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 34.6%
	Principal Amount (000s)	Value (000s)
Alabama - 1.7%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 1.43% 3/7/18, VRDN (a)(b)	$49,015	$49,015
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 1.18% 3/7/18, VRDN(a)	35,550	35,550
Mobile Indl. Dev. Board Rev.:
(Alabama Pwr. Co. Proj.) Series 2001 B, 1.32% 3/1/18, VRDN (a)(b)	2,750	2,750
(Alabama Pwr. Theodore Plant Proj.) Series A, 1.32% 3/1/18, VRDN (a)(b)	9,500	9,500
Walker County Econ. & Indl. Dev. Auth. Solid Waste Disp. Rev. (Alabama Pwr. Co. Plant Gorgas Proj.) Series 2007, 1.32% 3/1/18, VRDN (a)(b)	18,400	18,400
West Jefferson Indl. Dev. Series 2008, 1.18% 3/7/18, VRDN (a)	20,300	20,300
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Miller Plant Proj.) Series 2008, 1.32% 3/1/18, VRDN (a)(b)	19,790	19,790
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Gaston Plant Proj.) Series 2008, 1.32% 3/1/18, VRDN (a)(b)	8,740	8,740
		164,045
Alaska - 1.3%
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 1.2% 3/7/18, VRDN (a)	30,400	30,400
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 1.25% 3/7/18, VRDN (a)	41,075	41,075
Series 1994 C, 1.13% 3/7/18, VRDN (a)	54,900	54,900
		126,375
Arizona - 0.7%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 1.17% 3/7/18, VRDN (a)	11,650	11,650
FNMA:
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Ranchwood Apts. Proj.) Series 2001 A, 1.2% 3/7/18, LOC Fannie Mae, VRDN (a)(b)	2,040	2,040
(San Fernando Apts. Proj.) Series 2004, 1.17% 3/7/18, LOC Fannie Mae, VRDN (a)(b)	12,000	12,000
(San Lucas Apts. Proj.) Series 2003, 1.17% 3/7/18, LOC Fannie Mae, VRDN (a)(b)	13,700	13,700
(San Martin Apts. Proj.) Series A1, 1.17% 3/7/18, LOC Fannie Mae, VRDN (a)(b)	14,000	14,000
(San Remo Apts. Proj.) Series 2002, 1.17% 3/7/18, LOC Fannie Mae, VRDN (a)(b)	7,200	7,200
(Sands Apts. Proj.) Series 2001 A, 1.2% 3/7/18, LOC Fannie Mae, VRDN (a)(b)	2,285	2,285
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Cimarron Place Apts. Proj.) 1.2% 3/7/18, LOC Fannie Mae, VRDN (a)(b)	4,500	4,500
Series A, 1.16% 3/7/18, LOC Fannie Mae, VRDN (a)(b)	2,395	2,395
		69,770
Arkansas - 1.0%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1998, 1.43% 3/7/18, VRDN (a)(b)	10,200	10,200
Series 2002, 1.36% 3/7/18, VRDN (a)(b)	8,200	8,200
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 1.3% 3/7/18, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	69,800	69,800
FNMA Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) Series 2004 A, 1.22% 3/7/18, LOC Fannie Mae, VRDN (a)	6,235	6,235
		94,435
Colorado - 0.5%
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 1.22% 3/7/18, LOC Wells Fargo Bank NA, VRDN (a)	385	385
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 1.15% 3/7/18, LOC JPMorgan Chase Bank, VRDN (a)	12,090	12,090
FNMA:
Adams County Hsg. Auth. (Semper Village Apts. Proj.) Series 2004 A, 1.15% 3/7/18, LOC Fannie Mae, VRDN (a)(b)	12,500	12,500
Lakewood Hsg. Auth. Multi-family Rev.:
(Ridgemoor Apts. Proj.) Series 2003 A, 1.15% 3/7/18, LOC Fannie Mae, VRDN (a)(b)	13,325	13,325
(Timberleaf Apts. Proj.) 1.15% 3/7/18, LOC Fannie Mae, VRDN (a)(b)	11,165	11,165
		49,465
Connecticut - 1.6%
Connecticut Gen. Oblig. Series 2016 C, 1.22% 3/7/18 (Liquidity Facility Bank of America NA), VRDN (a)	82,700	82,700
Connecticut Hsg. Fin. Auth.:
(Hsg. Mtg. Fin. Prog.) Series 2011 C2, 1.12% 3/7/18 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)(b)	3,600	3,600
(Hsg. Mtg. Fin. Proj.) Series 2012 D3, 1.25% 3/7/18 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)(b)	8,000	8,000
Series 2008 E, 1.18% 3/7/18 (Liquidity Facility Bank of America NA), VRDN (a)(b)	50,365	50,365
Series E 3, 1.11% 3/7/18 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	10,900	10,900
		155,565
Delaware - 0.4%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1994, 1.37% 3/1/18, VRDN (a)(b)	17,200	17,200
Series 1999 A, 1.25% 3/7/18, VRDN (a)	15,730	15,730
Series 1999 B, 1.3% 3/7/18, VRDN (a)(b)	5,600	5,600
		38,530
District Of Columbia - 0.1%
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Trenton Park Apts. Proj.) Series 2001, 1.18% 3/7/18, LOC Bank of America NA, VRDN (a)(b)	5,095	5,095
District of Columbia Rev. (Fort Lincoln New Town/Premium Distributors LLC Proj.) Series 2000, 1.25% 3/7/18, LOC Wells Fargo Bank NA, VRDN (a)(b)	4,865	4,865
		9,960
Florida - 4.3%
Brevard County Hsg. Fin. Auth. (Manatee Cove Apts. Proj.) 1.17% 3/7/18, LOC Citibank NA, VRDN (a)(b)	9,375	9,375
Broward County Arpt. Facilities Rev. Series 2007 A, 1.23% 3/7/18, LOC Citibank NA, VRDN (a)(b)	11,500	11,500
Broward County Fin. Auth. Multi-family Hsg. Rev. (Pinnacle Village Apts. Proj.) Series 2004, 1.16% 3/7/18, LOC Citibank NA, VRDN (a)(b)	5,700	5,700
Broward County Indl. Dev. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2015, 1.26% 3/1/18, VRDN (a)(b)	46,200	46,200
Collier County Hsg. Fin. Auth. Multi-family Rev.:
(George Washington Carver Apts. Proj.) Series 2005, 1.14% 3/7/18, LOC PNC Bank NA, VRDN (a)(b)	3,310	3,310
(Summer Lakes Phase II Apts. Proj.) 1.17% 3/7/18, LOC Citibank NA, VRDN (a)(b)	16,355	16,355
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Clarcona Groves Apts. Proj.) Series A, 1.21% 3/7/18, LOC Citibank NA, VRDN (a)(b)	10,435	10,435
(Collins Cove Sr. Apts. Proj.) Series 2003 W, 1.21% 3/7/18, LOC Citibank NA, VRDN (a)(b)	4,700	4,700
(Pinnacle Pointe Apts. Proj.) Series 2003 N, 1.21% 3/7/18, LOC Citibank NA, VRDN (a)(b)	11,615	11,615
(Savannah Springs Apts. Proj.) Series G, 1.15% 3/7/18, LOC Citibank NA, VRDN (a)(b)	12,745	12,745
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.:
(Claymore Crossings Apt. Proj.) Series 2005, 1.17% 3/7/18, LOC Citibank NA, VRDN (a)(b)	11,560	11,560
(Meridian Pointe Apts. Proj.) Series 2005, 1.17% 3/7/18, LOC Citibank NA, VRDN (a)(b)	10,200	10,200
Jacksonville Port Auth. Rev. (Mitsui O.S.K. Lines Ltd. Proj.) 1.23% 3/7/18, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	72,015	72,015
Orange County Hsg. Fin. Auth. Multi-family Rev. (Alta Westgate Apts. Proj.) Series C, 1.17% 3/7/18, LOC Citibank NA, VRDN (a)(b)	11,570	11,570
Palm Beach County Rev. (Benjamin Private School Proj.) 1.17% 3/7/18, LOC Northern Trust Co., VRDN (a)	7,960	7,960
FNMA:
Broward County Fin. Auth. Multi-family Hsg. Rev. (Sanctuary Apts Proj.) Series A, 1.13% 3/7/18, LOC Fannie Mae, VRDN (a)(b)	14,650	14,650
Clay County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Nassau Club Apts. Proj.) 1.16% 3/7/18, LOC Fannie Mae, VRDN (a)(b)	8,405	8,405
Collier County Hsg. Fin. Auth. Multi-family Rev. (Sawgrass Pines Apts. Proj.) 1.13% 3/7/18, LOC Fannie Mae, VRDN (a)(b)	6,400	6,400
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Grande Court at North Port Apts. Proj.) Series 2004 E, 1.13% 3/7/18, LOC Fannie Mae, VRDN (a)(b)	5,000	5,000
(Hunters Run Apts. Proj.) Series G, 1.19% 3/7/18, LOC Fannie Mae, VRDN (a)(b)	6,625	6,625
(Mill Creek Apts. Proj.) Series 2004 K, 1.13% 3/7/18, LOC Fannie Mae, VRDN (a)(b)	13,200	13,200
(Pinnacle Grove Apts. Proj.) Series 2003 A, 1.13% 3/7/18, LOC Fannie Mae, VRDN (a)(b)	6,650	6,650
Series 2006 H, 1.14% 3/7/18, LOC Fannie Mae, VRDN (a)(b)	6,095	6,095
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.:
(Grande Oaks Apts. Proj.) Series A, 1.13% 3/7/18, LOC Fannie Mae, VRDN (a)(b)	6,400	6,400
(Hunters Run Apts. Proj.) Series 2002 A, 1.16% 3/7/18, LOC Fannie Mae, VRDN (a)(b)	7,330	7,330
(Morgan Creek Apts. Proj.) Series 2003, 1.13% 3/7/18, LOC Fannie Mae, VRDN (a)(b)	11,900	11,900
(Royal Palm Key Apts. Proj.) Series 2002, 1.16% 3/7/18, LOC Fannie Mae, VRDN (a)(b)	8,680	8,680
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Brookwood Forest Apts. Proj.) 1.16% 3/7/18, LOC Fannie Mae, VRDN (a)(b)	8,040	8,040
Lee County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Univ. Club Apts. Proj.) Series A, 1.14% 3/7/18, LOC Fannie Mae, VRDN (a)(b)	7,370	7,370
Osceola County Hsg. Fin. Auth. Multi-family Rev. (Regatta Bay Apts. Proj.) Series A, 1.16% 3/7/18, LOC Fannie Mae, VRDN (a)(b)	10,400	10,400
Palm Beach County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Renaissance Apts. Proj.) 1.16% 3/7/18, LOC Fannie Mae, VRDN (a)(b)	18,700	18,700
Polk County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Cambridge Cove Apts. Proj.) Series 2001, 1.16% 3/7/18, LOC Fannie Mae, VRDN (a)(b)	6,900	6,900
Saint Johns County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Ponce Hbr. Apts. Proj.) Series 2001 A, 1.16% 3/7/18, LOC Fannie Mae, VRDN (a)(b)	4,785	4,785
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Saxon Trace Apts. Proj.) Series 2003, 1.16% 3/7/18, LOC Fannie Mae, VRDN (a)(b)	7,800	7,800
		410,570
Georgia - 1.4%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Series 2012, 1.3% 3/1/18, VRDN (a)(b)	11,100	11,100
Gwinnett County Dev. Auth. Indl. Dev. Rev. (Curtis 1000, Inc. Proj.) Series 1996, 1.22% 3/7/18, LOC Wells Fargo Bank NA, VRDN (a)(b)	6,460	6,460
Heard County Dev. Auth. Poll. Cont. Rev. Series 2007, 1.37% 3/1/18, VRDN (a)(b)	10,600	10,600
Monroe County Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2017, 1.26% 3/1/18, VRDN (a)(b)	2,000	2,000
Savannah Econ. Dev. Auth. Rev. (Home Depot, Inc. Proj.) Series 1995 A, 1.16% 3/7/18, VRDN (a)(b)	63,400	63,400
FHLMC:
Canton Hsg. Auth. Multi-family Hsg. Rev. (Alta Ridgewalk Apts. Proj.) Series 2003, 1.14% 3/7/18, LOC Freddie Mac, VRDN (a)(b)	19,890	19,890
Kennesaw Dev. Auth. Multi-family Hsg. Rev. (Alta Ridenour Apts. Proj.) Series 2008, 1.14% 3/7/18, LOC Freddie Mac, VRDN (a)(b)	6,960	6,960
FNMA:
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev. (Collegetown at Harris Homes Phase I Proj.) Series 2003, 1.14% 3/7/18, LOC Fannie Mae, VRDN (a)(b)	7,230	7,230
Newnan Dev. Auth. Multi-family Hsg. Rev. (The Club at Newnan Crossing Proj.) 1.19% 3/7/18, LOC Fannie Mae, VRDN (a)(b)	8,800	8,800
		136,440
Illinois - 0.9%
Chicago Midway Arpt. Rev. Series 2014 C, 1.17% 3/7/18, LOC Barclays Bank PLC, VRDN (a)(b)	42,310	42,310
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. (Lufthansa German Airlines Proj.) Series 2001, 1.21% 3/7/18, LOC Bayerische Landesbank, VRDN (a)(b)	3,770	3,770
Illinois Dev. Fin. Auth. Indl. Dev. Rev. (Delta-Unibus Corp. Proj.) Series 2001, 1.27% 3/7/18, LOC Bank of America NA, VRDN (a)(b)	1,600	1,600
Illinois Fin. Auth. Multi-family Rev. (Hidden Glen Apts. Proj.) Series 2007, 1.13% 3/7/18, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	6,500	6,500
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. (Valley View Apts. Proj.) 1.12% 3/7/18, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	10,730	10,730
Lake County Solid Waste Disp. Facilities Rev. (Countryside Landfill, Inc. Proj.) Series B, 1.18% 3/7/18, LOC JPMorgan Chase Bank, VRDN (a)(b)	4,320	4,320
FHLMC:
Illinois Fin. Auth. Multi-family Rev. (Villagebrook Apts Proj.) Series 2005, 1.14% 3/7/18, LOC Freddie Mac, VRDN (a)(b)	7,530	7,530
Lisle Village Multi-family Hsg. Rev. (Devonshire of Lisle Proj.) Series 1991, 1.16% 3/7/18, LOC Freddie Mac, VRDN (a)(b)	6,000	6,000
FNMA Carol Stream Multi-family Rev. (Saint Charles Square Proj.) Series 1997, 1.16% 3/7/18, LOC Fannie Mae, VRDN (a)(b)	2,915	2,915
		85,675
Indiana - 0.4%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.):
Series 2003 A, 1.3% 3/7/18, VRDN (a)(b)	4,700	4,700
Series 2003 B, 1.26% 3/7/18, VRDN (a)(b)	18,400	18,400
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 1.24% 3/7/18, VRDN (a)	7,400	7,400
Series I, 1.24% 3/7/18, VRDN (a)	3,200	3,200
		33,700
Iowa - 1.3%
Iowa Fin. Auth. Solid Disp. Waste Rev.:
(MidAmerican Energy Co. Proj.) Series 2016 B, 1.14% 3/7/18, VRDN (a)(b)	30,000	30,000
(MidAmerican Energy Proj.) Series 2008 A, 1.14% 3/7/18, VRDN (a)(b)	45,100	45,100
Iowa Fin. Auth. Solid Waste Facilities (Mid-American Energy Co. Proj.) Series 2017, 1.14% 3/7/18, VRDN (a)(b)	50,900	50,900
		126,000
Kansas - 0.4%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.):
Series 2000, 1.18% 3/7/18, LOC Bank of America NA, VRDN (a)(b)	25,100	25,100
Series 2002, 1.18% 3/7/18, LOC Bank of America NA, VRDN (a)(b)	7,000	7,000
Lenexa Multi-family Hsg. Rev. (Heather Glen Apts. Proj.) Series 2007, 1.16% 3/7/18, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	1,030	1,030
		33,130
Kentucky - 3.0%
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.) Series 2006 B, 1.22% 3/7/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	33,500	33,500
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) Series 1999, 1.15% 3/7/18 (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	7,870	7,870
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 1.15% 3/7/18 (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	70,000	70,000
Series 1993 B, 1.15% 3/7/18 (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	40,000	40,000
Trimble County Poll. Cont. Rev. (Louisville Gas and Elec. Co. Proj.) Series 2016 A, 1.18% 3/7/18, VRDN (a)(b)	125,000	125,000
FHLMC Kentucky Hsg. Corp. Multi-family Rev. (Canterbury Southgate Hsg. Proj.) 1.15% 3/7/18, LOC Freddie Mac, VRDN (a)(b)	12,565	12,565
		288,935
Louisiana - 1.5%
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.):
Series 2002, 1.17% 3/7/18, VRDN (a)(b)	14,000	14,000
Series 2003, 1.17% 3/7/18, VRDN (a)(b)	18,650	18,650
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.4% 3/7/18, VRDN (a)	52,035	52,035
Series 2010 B1, 1.33% 3/7/18, VRDN (a)	57,260	57,260
FHLMC Louisiana Hsg. Fin. Auth. Multi-family Hsg. Rev. (The Reserve at Jefferson Proj.) Series 2008, 1.14% 3/7/18, LOC Freddie Mac, VRDN (a)	4,095	4,095
		146,040
Maryland - 0.0%
Montgomery County Hsg. Opportunity Commission Single Family Mtg. Rev. Series 2008 C, 1.12% 3/7/18, LOC PNC Bank NA, VRDN (a)(b)	3,290	3,290
Mississippi - 0.1%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 1.12% 3/7/18, LOC Bank of America NA, VRDN (a)(b)	10,000	10,000
Missouri - 0.4%
FNMA:
Grandview Indl. Dev. Auth. Multi-family Hsg. Rev. (Briarwood Apts. Proj.) 1.15% 3/7/18, LOC Fannie Mae, VRDN (a)(b)	10,700	10,700
Saint Louis Indl. Dev. Auth. (Metropolitan Lofts Apts. Proj.) Series 2003 A, 1.18% 3/7/18, LOC Fannie Mae, VRDN (a)(b)	24,900	24,900
		35,600
Nebraska - 0.2%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2014 B, 1.12% 3/7/18 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	10,555	10,555
Series 2015 D, 1.12% 3/7/18 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	3,400	3,400
Series 2016 D, 1.12% 3/7/18 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	2,300	2,300
		16,255
Nevada - 1.8%
Clark County Arpt. Rev.:
Series 2008 B2, 1.15% 3/7/18, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	46,235	46,235
Series 2008 C2, 1.1% 3/7/18, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	37,415	37,415
Series 2008 C3, 1.15% 3/7/18, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	6,900	6,900
Series 2011 B1, 1.15% 3/7/18, LOC Citibank NA, VRDN (a)(b)	48,400	48,400
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.) 1.17% 3/7/18, LOC JPMorgan Chase Bank, VRDN (a)(b)	35,200	35,200
		174,150
New York - 4.0%
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(15 East Clark Place Apts. Proj.) Series A, 1.14% 3/7/18, LOC JPMorgan Chase Bank, VRDN (a)(b)	5,430	5,430
(Urban Horizons II Dev. Proj.) Series 2005 A, 1.19% 3/7/18, LOC Citibank NA, VRDN (a)(b)	5,165	5,165
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. of New York, Inc. Proj.) Series 2004 C3, 1.14% 3/7/18, LOC Mizuho Bank Ltd., VRDN (a)(b)	10,300	10,300
FHLMC New York Hsg. Fin. Agcy. Rev.:
(Clinton Green North Hsg. Proj.) Series 2005 A, 1.13% 3/7/18, LOC Freddie Mac, VRDN (a)(b)	50,000	50,000
(Clinton Green South Hsg. Proj.):
Series 2005 A, 1.13% 3/7/18, LOC Freddie Mac, VRDN (a)(b)	49,000	49,000
Series 2006 A, 1.13% 3/7/18, LOC Freddie Mac, VRDN(a)(b)	34,700	34,700
(Theatre Row Tower Hsg. Proj.):
Series 2000 A, 1.13% 3/7/18, LOC Freddie Mac, VRDN (a)(b)	3,600	3,600
Series 2002 A, 1.13% 3/7/18, LOC Freddie Mac, VRDN (a)(b)	3,500	3,500
FNMA New York Hsg. Fin. Agcy. Rev.:
(316 Eleventh Ave. Hsg. Proj.) Series 2007 A, 1.13% 3/7/18, LOC Fannie Mae, VRDN (a)(b)	89,500	89,500
(East 39th Street Hsg. Proj.) Series 1999 A, 1.14% 3/7/18, LOC Fannie Mae, VRDN (a)(b)	10,900	10,900
(Tribeca Park Proj.) Series 1997 A, 1.13% 3/7/18, LOC Fannie Mae, VRDN (a)(b)	70,300	70,300
(Worth Street Hsg. Proj.) Series A, 1.13% 3/7/18, LOC Fannie Mae, VRDN (a)(b)	47,600	47,600
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (La Casa del Sol Proj.) Series 2005 A, 1.19% 3/7/18, LOC Citibank NA, VRDN (a)(b)	4,250	4,250
		384,245
North Carolina - 0.0%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 1.36% 3/7/18, VRDN (a)(b)	3,800	3,800
Oklahoma - 0.1%
Tulsa Arpts. Impt. Trust Spl. Facility Rev. 1.21% 3/7/18, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	10,120	10,120
Oregon - 0.1%
Portland Hsg. Auth. Rev.:
(New Columbia - Cecelia Proj.) Series 2004, 1.18% 3/7/18, LOC Bank of America NA, VRDN (a)(b)	3,160	3,160
(New Columbia - Trouton Proj.) Series 2005, 1.18% 3/7/18, LOC Bank of America NA, VRDN (a)(b)	5,170	5,170
		8,330
Pennsylvania - 0.1%
Lancaster Indl. Dev. Auth. Rev. (Mennonite Home Proj.) 1.19% 3/7/18, LOC Manufacturers & Traders Trust Co., VRDN (a)	6,905	6,905
Philadelphia Auth. for Indl. Dev. Rev. (Spl. People in Northeast, Inc. Proj.) Series 2006, 1.16% 3/7/18, LOC Citizens Bank of Pennsylvania, VRDN (a)	825	825
		7,730
South Carolina - 0.2%
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Waste Mgmt. of South Carolina, Inc. Proj.) Series 2003 A, 1.19% 3/7/18, LOC Wells Fargo Bank NA, VRDN (a)(b)	15,000	15,000
South Dakota - 0.1%
FNMA South Dakota Hsg. Dev. Auth. (Harmony Heights Proj.) Series 2001, 1.2% 3/7/18, LOC Fannie Mae, VRDN (a)(b)	5,185	5,185
Tennessee - 0.8%
Loudon County Indl. Dev. Board Exempt Facilities Rev. (Kimberly-Clark Corp. Proj.) 1.15% 3/7/18, VRDN (a)(b)	11,600	11,600
Loudon Indl. Dev. Board Solid Waste Disp. Rev. (Tate & Lyle Ingredients Americas, Inc. Proj.) Series 2006, 1.22% 3/7/18, LOC Rabobank Nederland, VRDN (a)(b)	29,700	29,700
Memphis Health, Edl. & Hsg. Facilities Board (Ashland Lakes Apts. Proj.) Series A, 1.12% 3/7/18, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	10,000	10,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 1999, 1.2% 3/7/18, LOC Bank of America NA, VRDN (a)	9,760	9,760
FNMA Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board (Whispering Oaks Apts. Proj.) 1.14% 3/7/18, LOC Fannie Mae, VRDN (a)(b)	15,000	15,000
		76,060
Texas - 3.7%
Calhoun County Navigation District Envir. Facilities Rev. (Formosa Plastics Corp. Proj.) 1.11% 3/7/18, LOC Citibank NA, VRDN (a)(b)	13,775	13,775
Calhoun County Navigation District Poll. Cont. Rev. (Formosa Plastics Corp., Texas Proj.) Series 2002, 1.11% 3/7/18, LOC Citibank NA, VRDN (a)(b)	10,000	10,000
Calhoun County Navigation District Port Rev. (Formosa Plastics Corp. Proj.) Series 2000, 1.18% 3/7/18, LOC Bank of America NA, VRDN (a)(b)	5,500	5,500
Calhoun Port Auth. Envir. Facilities Rev.:
(Formosa Plastics Corp. Proj.) Series 2012, 1.12% 3/7/18, LOC JPMorgan Chase Bank, VRDN (a)(b)	8,000	8,000
(Formosa Plastics Corp. Texas Proj.) Series 2007 A, 1.18% 3/7/18, LOC PNC Bank NA, VRDN (a)(b)	2,700	2,700
Converse Hsg. Fin. Corp. Multi-family Hsg. Rev. (Town Square Apts. Proj.) 1.21% 3/7/18, LOC Citibank NA, VRDN (a)(b)	12,770	12,770
Gilmer Indl. Dev. Corp. (Duoline Technologies LP Proj.) Series 2008 A, 1.27% 3/7/18, LOC Wells Fargo Bank NA, VRDN (a)(b)	6,955	6,955
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev. (Fairlake Cove Apts. Proj.) Series 2005, 1.21% 3/7/18, LOC Citibank NA, VRDN (a)(b)	8,185	8,185
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 1.43% 3/7/18, VRDN (a)(b)	12,600	12,600
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (Onyx Envir. Svcs. Proj.) Series 2003, 1.18% 3/7/18, LOC Bank of America NA, VRDN (a)(b)	20,560	20,560
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.):
Series 2000, 1.17% 3/7/18, VRDN (a)(b)	21,900	21,900
Series 2001, 1.17% 3/7/18, VRDN (a)(b)	19,200	19,200
Series 2002, 1.17% 3/7/18, VRDN (a)(b)	22,500	22,500
Series 2012, 1.16% 3/7/18 (Total SA Guaranteed), VRDN (a)	9,100	9,100
(Total Petrochemicals & Refining U.S.A., Inc. Proj.) Series 2012 B, 1.16% 3/7/18 (Total SA Guaranteed), VRDN (a)	2,600	2,600
Port Arthur Navigation District Jefferson County Rev. Series 2000 B, 1.25% 3/7/18 (Total SA Guaranteed), VRDN (a)(b)	8,000	8,000
FHLMC:
Montgomery County Hsg. Fin. Corp. Multi-family Hsg. Rev. (Conroe Lodge at Silverdale Apt. Homes Proj.) 1.15% 3/7/18, LOC Freddie Mac, VRDN (a)(b)	7,470	7,470
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2003 A, 1.15% 3/7/18, LOC Freddie Mac, VRDN (a)(b)	8,150	8,150
FNMA:
Cap. Area Hsg. Fin. Corp. Multi-family Hsg. Rev. (Marble Falls Vistas Apts. Proj.) 1.15% 3/7/18, LOC Fannie Mae, VRDN (a)(b)	5,075	5,075
Dallas Hsg. Fin. Corp. Multi-family Hsg. Rev. (The Masters Apts. Proj.) 1.15% 3/7/18, LOC Fannie Mae, VRDN (a)(b)	6,680	6,680
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Lafayette Village Apts. Proj.) Series 2006, 1.15% 3/7/18, LOC Fannie Mae, VRDN (a)(b)	12,415	12,415
(Louetta Village Apts. Proj.) Series 2005, 1.15% 3/7/18, LOC Fannie Mae, VRDN (a)(b)	5,980	5,980
(Primrose Aldine Bender Apt. Proj.) Series 2004, 1.14% 3/7/18, LOC Fannie Mae, VRDN (a)(b)	7,010	7,010
(Primrose at Bammel Apts. Proj.) Series 2005, 1.14% 3/7/18, LOC Fannie Mae, VRDN (a)(b)	7,480	7,480
(Wellington Park Apts. Proj.) Series 2004, 1.15% 3/7/18, LOC Fannie Mae, VRDN (a)(b)	10,850	10,850
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Little Nell Apts. Proj.) Series 2003, 1.15% 3/7/18, LOC Fannie Mae, VRDN (a)(b)	11,100	11,100
(Mayfair Park Apts. Proj.) Series 2004, 1.15% 3/7/18, LOC Fannie Mae, VRDN (a)(b)	2,965	2,965
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev.:
(Bristol Apts. Proj.) Series 2004, 1.15% 3/7/18, LOC Fannie Mae, VRDN (a)(b)	11,100	11,100
(Chisholm Trail Proj.) Series 2004, 1.15% 3/7/18, LOC Fannie Mae, VRDN (a)(b)	4,600	4,600
(Pinnacle Apts. Proj.) Series 2004, 1.15% 3/7/18, LOC Fannie Mae, VRDN (a)(b)	12,865	12,865
(Residences at Sunset Pointe Proj.) Series 2006, 1.22% 3/7/18, LOC Fannie Mae, VRDN (a)(b)	15,000	15,000
(St. Augustine Estate Proj.) Series 2005, 1.15% 3/7/18, LOC Fannie Mae, VRDN (a)(b)	5,680	5,680
(Windshire Apts. Proj.) Series 2007, 1.15% 3/7/18, LOC Fannie Mae, VRDN (a)(b)	12,900	12,900
Series 2004, 1.15% 3/7/18, LOC Fannie Mae, VRDN (a)(b)	10,400	10,400
Travis County Hsg. Fin. Corp. (Rosemont at Old Manor Apts.) Series 2004, 1.14% 3/7/18, LOC Fannie Mae, VRDN (a)(b)	8,685	8,685
		350,750
Utah - 0.1%
FNMA Utah Hsg. Corp. Multi-family Hsg. Rev. (Springwood Apts. Proj.) Series 2005 A, 1.14% 3/7/18, LOC Fannie Mae, VRDN (a)(b)	8,485	8,485
Virginia - 0.2%
King George County Indl. Dev. Auth. Solid Waste Disp. Fac. Rev. (Garnet of Virginia, Inc. Proj.) Series 1996, 1.17% 3/7/18, LOC JPMorgan Chase Bank, VRDN (a)(b)	5,250	5,250
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 1.19% 3/7/18, LOC Bank of America NA, VRDN (a)	3,440	3,440
FHLMC Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev. Series A, 1.13% 3/7/18, LOC Freddie Mac, VRDN (a)(b)	7,000	7,000
		15,690
Washington - 1.3%
King County Hsg. Auth. Rev. (Overlake TOD Hsg. Proj.) 1.18% 3/7/18, LOC Bank of America NA, VRDN (a)(b)	16,155	16,155
Port of Vancouver Rev. (United Grain Corp. of Oregon Proj.) Series 2009, 1.17% 3/7/18, LOC Bank of America NA, VRDN (a)	25,000	25,000
Snohomish County Hsg. Auth. Hsg. Rev. (Ebey Arms Centerhouse Proj.) Series 2003, 1.17% 3/7/18, LOC Bank of America NA, VRDN (a)	6,800	6,800
FHLMC Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Fairwinds Redmond Proj.) Series A, 1.11% 3/7/18, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)(b)	19,250	19,250
(The Lodge at Eagle Ridge Proj.) Series A, 1.12% 3/7/18, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)(b)	9,485	9,485
FNMA Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Highland Park Apts. Proj.) Series A, 1.15% 3/7/18, LOC Fannie Mae, VRDN (a)(b)	9,040	9,040
(Pinehurst Apts. Proj.) Series A, 1.15% 3/7/18, LOC Fannie Mae, VRDN (a)(b)	12,000	12,000
(Silver Creek Apts. Proj.) Series A, 1.15% 3/7/18, LOC Fannie Mae, VRDN (a)(b)	12,250	12,250
(The Vintage at Richland Sr. Living Proj.) Series 2004 A, 1.15% 3/7/18, LOC Fannie Mae, VRDN (a)(b)	7,535	7,535
(Vintage Mount Vernon Proj.) Series A, 1.15% 3/7/18, LOC Fannie Mae, VRDN (a)(b)	3,500	3,500
		121,015
West Virginia - 0.6%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 1.22% 3/7/18, VRDN (a)(b)	22,775	22,775
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1.32% 3/7/18, VRDN (a)(b)	26,900	26,900
West Virginia Hosp. Fin. Auth. Rev. (Pallottine Health Svcs. Proj.) 1.17% 3/7/18, LOC Fifth Third Bank, Cincinnati, VRDN (a)	230	230
Wood County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 1.17% 3/7/18, LOC Bank of America NA, VRDN (a)(b)	6,580	6,580
		56,485
Wyoming - 0.3%
Converse County Envir. Impt. Rev. Series 1995, 1.22% 3/7/18, VRDN (a)(b)	1,200	1,200
Converse County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 1.25% 3/7/18, VRDN (a)	3,595	3,595
Lincoln County Envir. (PacifiCorp Proj.) Series 1995, 1.3% 3/7/18, VRDN (a)(b)	20,350	20,350
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 1.25% 3/7/18, VRDN (a)	3,800	3,800
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1992 A, 1.13% 3/7/18, VRDN (a)	3,800	3,800
		32,745
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $3,303,570)		3,303,570

Tender Option Bond - 19.6%
Alaska - 0.2%
Alaska Indl. Dev. & Expt. Auth. Rev. Participating VRDN Series 16 XM 0236, 1.12% 3/7/18 (Liquidity Facility Bank of America NA) (a)(c)	16,665	16,665
Arizona - 0.2%
Mesa Util. Sys. Rev. Bonds Series Solar 17 0026, SIFMA Municipal Swap Index + 0.050% 1.14%, tender 3/1/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	5,370	5,370
Rowan Univ. Participating VRDN Series 2016 XF 2337, 1.13% 3/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	7,700	7,700
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series Floaters XF 21 92, 1.12% 3/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,245	5,245
Series ROC II R 14060, 1.12% 3/7/18 (Liquidity Facility Citibank NA) (a)(c)	4,000	4,000
		22,315
California - 0.3%
Newport Mesa Unified School District Bonds Series WF 11 70Z, SIFMA Municipal Swap Index + 0.280% 1.37%, tender 3/1/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	16,775	16,775
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN Series 2015 XF 1033, 1.14% 3/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	10,240	10,240
		27,015
Colorado - 0.8%
Children's Hosp. Assoc., Co. Participating VRDN Series Floaters XF 23 05, 1.13% 3/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,885	3,885
Colorado Health Facilities Auth. Rev. Participating VRDN:
Series Floaters XF 22 41, 1.19% 3/7/18 (Liquidity Facility Citibank NA) (a)(c)	4,300	4,300
Series ZF 04 17, 1.21% 3/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,200	4,200
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series Floaters 16 XF1031, 1.14% 3/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	21,625	21,625
Colorado Univ. Co. Hosp. Auth. Rev. Participating VRDN Series EGL 17 0002, 1.13% 3/7/18 (Liquidity Facility Citibank NA) (a)(c)	24,800	24,800
Denver City & County Arpt. Rev. Participating VRDN Series Floaters XF 10 36, 1.15% 3/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	2,300	2,300
Denver City & County Board Wtr. Rev. Bonds Series Solar 17 0032, SIFMA Municipal Swap Index + 0.150% 1.24%, tender 3/1/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	4,215	4,215
RBC Muni. Products, Inc. Trust Participating VRDN Series 2018 E-112, 1.14% 3/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	8,400	8,400
Univ. of Colorado Enterprise Sys. Rev. Bonds Series Solar 0065, 1.14%, tender 3/1/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	6,300	6,300
		80,025
Connecticut - 0.2%
Connecticut Gen. Oblig. Participating VRDN:
Series 15 YX1002, 1.15% 3/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,000	3,000
Series Floaters 016, SIFMA Municipal Swap Index + 0.040% 1.15% 3/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	5,500	5,500
Series Floaters XM 05 22, 1.15% 3/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000	5,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Participating VRDN Series Floaters YX 10 77, 1.15% 3/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,455	2,455
State of Connecticut Gen. Oblig. Bonds Participating VRDN Series XM 03 39, 1.15% 3/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,700	3,700
		19,655
District Of Columbia - 0.4%
Children's Nat'l. Med. Ctr., Participating VRDN Series 2015 XF 1047, 1.16% 3/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	6,300	6,300
District of Columbia Gen. Oblig. Bonds Series Solar 0035, SIFMA Municipal Swap Index + 0.150% 1.24%, tender 3/1/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	2,495	2,495
District of Columbia Income Tax Rev. Participating VRDN:
Series EGL 14 0039, 1.13% 3/7/18 (Liquidity Facility Citibank NA) (a)(c)	12,400	12,400
Series XF 23 41, 1.13% 3/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,800	4,800
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Participating VRDN:
Series Floaters XM 05 52, 1.17% 3/7/18 (Liquidity Facility Cr. Suisse AG) (a)(b)(c)	5,700	5,700
Series Floaters ZM 05 54, 1.15% 3/7/18 (Liquidity Facility Citibank NA) (a)(b)(c)	2,500	2,500
		34,195
Florida - 1.8%
Central Fla Expwy Auth. Rev. Participating VRDN Series Floaters 004, 1.27% 4/11/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(e)	37,800	37,800
Central Florida Expressway Bonds Series RBC E 62, SIFMA Municipal Swap Index + 0.170% 1.26%, tender 5/1/18 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	49,730	49,730
Eclipse Fdg. Trust Various States Bonds Series Solar 2017 37, SIFMA Municipal Swap Index + 0.050% 1.14%, tender 3/1/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	2,900	2,900
Florida Board of Ed. Pub. Ed. Cap. Outlay Bonds:
Series Solar 0049, 1.24%, tender 3/15/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	3,000	3,000
Series Solar 0054, 1.24%, tender 3/22/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	2,150	2,150
Florida Gen. Oblig. Bonds Series Solar 042, SIFMA Municipal Swap Index + 0.050% 1.14%, tender 3/1/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	8,255	8,255
Gainesville Utils. Sys. Rev. Bonds Series Solar 0061, 1.24%, tender 5/10/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	15,900	15,900
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Participating VRDN Series Floaters ZF 25 03, 1.15% 3/7/18 (Liquidity Facility Citibank NA) (a)(b)(c)	3,750	3,750
Jacksonville Elec. Auth. Elec. Sys. Rev. Participating VRDN Series 16 ZF0339, 1.15% 3/7/18 (Liquidity Facility Bank of America NA) (a)(c)	2,160	2,160
Miami Beach Resort Tax Rev. Participating VRDN Series RBC 15 ZM0119, 1.14% 3/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	7,500	7,500
Miami-Dade County Aviation Rev. Participating VRDN Series XG 00 65 1.15% 3/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	9,255	9,255
Miami-Dade County Expressway Auth. Participating VRDN Series XG 00 99, 1.15% 3/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	8,040	8,040
Miami-Dade County School Board Ctfs. of Prtn. Participating VRDN Series ZF 03 29, 1.19% 3/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,175	2,175
Palm Beach County School Board Ctfs. of Prtn. Participating VRDN Series 2017 01, 1.13% 3/7/18 (Liquidity Facility Citibank NA) (a)(c)	10,490	10,490
Palm Beach County Solid Waste Auth. Rev. Participating VRDN Series ROC II 14003, 1.12% 3/7/18 (Liquidity Facility Citibank NA) (a)(c)	6,400	6,400
Pinellas County Fla School Board Ctfs. Participating VRDN Series Floaters ZF 05 86, 1.16% 3/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	5,000	5,000
		174,505
Georgia - 0.3%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Participating VRDN Series Floaters E 107, 1.15% 3/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	10,800	10,800
Clarke County Hosp. Auth. Participating VRDN Series 2017 ZF 2413, 1.14% 3/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,800	4,800
Heard County Dev. Auth. Poll. Cont. Rev. Participating VRDN Series Floaters E 105, 1.15% 3/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,300	2,300
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Bonds Series Solar 0047, SIFMA Municipal Swap Index + 0.150% 1.24%, tender 5/17/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	6,325	6,325
Monroe County Dev. Auth. Poll. Cont. Rev. Participating VRDN Series Floaters E 106, 1.15% 3/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	5,000	5,000
Private Colleges & Univs. Auth. Rev. Participating VRDN Series Floaters XM 04 35, 1.12% 3/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,000	4,000
		33,225
Hawaii - 0.2%
Hawaii Gen. Oblig.:
Bonds Series Solar 17 0031, SIFMA Municipal Swap Index + 0.050% 1.14%, tender 3/1/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	5,120	5,120
Participating VRDN:
Series 16 XF0439, 1.13% 3/7/18 (Liquidity Facility Bank of America NA) (a)(c)	6,000	6,000
Series Floaters XF 05 18, 1.13% 3/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	3,835	3,835
Honolulu City and County Wastewtr. Sys. Participating VRDN Series ROC II R 11989, 1.12% 3/7/18 (Liquidity Facility Citibank NA) (a)(c)	4,005	4,005
		18,960
Illinois - 1.8%
Chicago Board of Ed. Participating VRDN Series Floaters 003, 1.34% 4/11/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(e)	47,700	47,700
Chicago Transit Auth. Participating VRDN Series Floaters XM 04 50, 1.13% 3/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	12,600	12,600
City of Chicago Gen. Oblig. Bonds Participating VRDN Series XF 23 42, 1.24% 3/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,900	1,900
Cook County Ill Sales Tax Rev. Participating VRDN Series Floaters XF 25 01, 1.15% 3/7/18 (Liquidity Facility Citibank NA) (a)(c)	5,100	5,100
Illinois Fin. Auth. Rev. Participating VRDN:
Series 15 XM0050, 1.12% 3/7/18 (Liquidity Facility Citibank NA) (a)(c)	3,000	3,000
Series 15 XM0114, 1.12% 3/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	6,240	6,240
Series Floaters XF 25 00, 1.15% 3/7/18 (Liquidity Facility Citibank NA) (a)(c)	4,980	4,980
Series XF 23 38, 1.13% 3/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	10,800	10,800
Illinois Gen. Oblig. Participating VRDN:
Series Floaters E97, 1.14% 3/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	40,745	40,745
Series Floaters YX 10 72, 1.15% 3/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,625	3,625
Illinois Sales Tax Rev. Participating VRDN Series XF 24 06, 1.13% 3/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,055	4,055
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN:
Series 15 XF0277, 1.17% 3/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,000	2,000
Series 15 XM 0078, 1.14% 3/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	15,375	15,375
The County of Cook Participating VRDN Series XF 23 13, 1.13% 3/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,500	4,500
Will Cnty. Gen. Oblig. Participating VRDN Series Floaters ZF 05 11, 1.15% 3/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	6,000	6,000
		168,620
Indiana - 1.1%
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 26, 1.16% 3/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	13,000	13,000
Indiana Fin. Auth. Rev. Participating VRDN Series 15 XF0106, 1.12% 3/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	17,180	17,180
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds Series 16 E71, SIFMA Municipal Swap Index + 0.170% 1.26%, tender 3/1/18 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	75,280	75,280
		105,460
Iowa - 0.2%
Iowa Student Ln. Liquidity Corp. Student Ln. Rev. Participating VRDN Series Floaters E 114, 1.19% 3/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	20,000	20,000
Kansas - 0.1%
Kansas Dev. Fin. Agcy. Participating VRDN Series ROC II R 14067, 1.12% 3/7/18 (Liquidity Facility Citibank NA) (a)(c)	5,420	5,420
Univ. of Kansas Hosp. Auth. Health Facilities Rev. Participating VRDN Series XF 10 51, 1.14% 3/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	7,625	7,625
		13,045
Kentucky - 0.1%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Participating VRDN Series Floaters XG 01 23, 1.13% 3/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,295	5,295
Louisiana - 1.3%
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series EGL 14 0049, 1.14% 3/7/18 (Liquidity Facility Citibank NA) (a)(c)	114,600	114,600
Louisiana Local Govt. Envir. Facilities Participating VRDN Series 2016 XF 2336, 1.13% 3/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	10,400	10,400
		125,000
Maryland - 0.3%
Baltimore County Gen. Oblig. Bonds Series Solar 17 22, SIFMA Municipal Swap Index + 0.050% 1.14%, tender 3/1/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	7,770	7,770
Maryland Health & Higher Ed. Facilities Auth. Rev. Participating VRDN Series XF 10 21, 1.17% 3/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	13,400	13,400
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN Series 15 XF0130, 1.12% 3/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,275	7,275
		28,445
Massachusetts - 1.1%
Massachusetts Clean Wtr. Trust Bonds Series Clipper 09 30, SIFMA Municipal Swap Index + 0.180% 1.27%, tender 3/8/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)(e)	17,410	17,410
Massachusetts Gen. Oblig. Bonds:
Series Clipper 09 67, SIFMA Municipal Swap Index + 0.050% 1.14%, tender 3/1/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)	71,570	71,570
Series Clipper 09 69, SIFMA Municipal Swap Index + 0.180% 1.27%, tender 3/8/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)(e)	15,913	15,913
		104,893
Michigan - 0.4%
Eastern Michigan Univ. Revs. Participating VRDN Series Floaters 17 012, 1.14% 3/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	28,700	28,700
Michigan Fin. Auth. Rev. Participating VRDN:
Series 15 XF0126, 1.14% 3/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,290	5,290
Series 16 ZM0166, 1.12% 3/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,240	2,240
		36,230
Mississippi - 0.1%
Mississippi Gen. Oblig. Participating VRDN:
Series Clipper 09 60, SIFMA Municipal Swap Index + 0.050% 1.14% 3/1/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)	3,500	3,500
Series ROC II R 14027, 1.12% 3/7/18 (Liquidity Facility Citibank NA) (a)(c)	3,680	3,680
		7,180
Missouri - 0.3%
Missouri St Hefa Edl. Facilities Rev. Participating VRDN Series Floaters 17 010, 1.14% 3/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	28,040	28,040
Montana - 0.0%
Missoula Mont Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.27% 4/11/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(e)	4,600	4,600
Nebraska - 0.2%
Douglas County School District #1 Bonds Series Solar 0059, SIFMA Municipal Swap Index + 0.050% 1.14%, tender 3/1/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	5,200	5,200
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN:
Series 16 XF1053, 1.16% 3/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	12,200	12,200
Series Floaters XX 10 04, 1.14% 3/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,710	5,710
		23,110
Nevada - 0.1%
Clark County Fuel Tax Bonds:
Series Solar 0068, 1.14%, tender 3/1/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	3,600	3,600
Series Solar 17 25, SIFMA Municipal Swap Index + 0.150% 1.24%, tender 3/22/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	5,540	5,540
		9,140
New Jersey - 0.2%
New Jersey Gen. Oblig. Participating VRDN Series Floaters E 103, 1.12% 3/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	7,500	7,500
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 1.26% 3/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	5,521	5,521
Union County Impt. Auth. Participating VRDN Series XF 10 19, 1.14% 3/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	4,100	4,100
Union County Impt. Auth. Rev. Participating VRDN Series XG 00 57, 1.15% 3/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	3,200	3,200
		20,321
North Carolina - 1.9%
City of Charlotte Wtr. Swr. Sys. Rev. Participating VRDN Series XL 00 12, 1.14% 3/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,000	5,000
Greensboro Combined Enterprise Sys. Rev. Bonds Series Solar 0045, SIFMA Municipal Swap Index + 0.050% 1.24%, tender 5/24/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	2,720	2,720
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 14 0050, 1.13% 3/7/18 (Liquidity Facility Citibank NA) (a)(c)	63,665	63,665
Series EGL 14 0051:
1.13% 3/7/18 (Liquidity Facility Citibank NA) (a)(c)	16,300	16,300
1.13% 3/7/18 (Liquidity Facility Citibank NA) (a)(c)	14,220	14,220
Series EGL 14 0052, 1.13% 3/7/18 (Liquidity Facility Citibank NA) (a)(c)	64,735	64,735
North Carolina Cap. Impt. Ltd. Bonds Series WF 11 136C, SIFMA Municipal Swap Index + 0.280% 1.37%, tender 4/5/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	2,765	2,765
North Carolina Med. Care Commission Health Care Facilities Rev. Participating VRDN Series 15 XF0147, 1.13% 3/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	9,365	9,365
		178,770
Ohio - 0.2%
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 50, 1.15% 3/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	2,800	2,800
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.27% 4/11/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(e)	7,015	7,015
Ohio Higher Edl. Facility Commission Rev. Participating VRDN:
Series 2017, 1.27% 4/11/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(e)	6,010	6,010
Series XG 00 69, 1.15% 3/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	750	750
		16,575
Oklahoma - 0.1%
Edmond Pubs Sales & Uti Rev. Participating VRDN Series Floaters XM 05 59, 1.15% 3/7/18 (Liquidity Facility Citibank NA) (a)(c)	7,800	7,800
Oregon - 0.3%
Clackamas County School District #7J Bonds Series Solar 0053, SIFMA Municipal Swap Index + 0.050% 1.14%, tender 3/1/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	6,890	6,890
Oregon Facilities Auth. Rev. Participating VRDN Series DB 15 XF1049, 1.14% 3/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,045	1,045
Oregon Gen. Oblig.:
Bonds Series WF11 57 C, SIFMA Municipal Swap Index + 0.280% 1.37%, tender 7/26/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	10,760	10,760
Participating VRDN Series ROC II R 11949, 1.12% 3/7/18 (Liquidity Facility Citibank NA) (a)(c)	3,615	3,615
Portland Wtr. Sys. Rev. Bonds Series 2016 24, SIFMA Municipal Swap Index + 0.150% 1.24%, tender 3/8/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	6,370	6,370
		28,680
Pennsylvania - 1.0%
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.27% 4/11/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(e)	11,000	11,000
Pennsylvania Econ. Dev. Participating VRDN Series XM 0048, 1.14% 3/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,500	1,500
Pennsylvania Econ. Dev. Fing. Auth. Rev. Participating VRDN Series Floaters 16 YX1028, 1.14% 3/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,415	2,415
Pennsylvania Gen. Oblig. Participating VRDN Series Floaters XF 24 54, 1.12% 3/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,630	5,630
Pennsylvania Health & Edl. Facilities Fing. Auth. Rev. Bonds Series E72, SIFMA Municipal Swap Index + 0.170% 1.26%, tender 3/1/18 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	68,500	68,500
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series WF 11 26C, SIFMA Municipal Swap Index + 0.280% 1.37%, tender 7/26/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	2,600	2,600
		91,645
South Carolina - 0.7%
Berkeley County School District Bonds Series Solar 17 0030, SIFMA Municipal Swap Index + 0.150% 1.24%, tender 5/17/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	3,045	3,045
Columbia Wtrwks. & Swr. Rev. Participating VRDN:
Series 2016 21, SIFMA Municipal Swap Index + 0.050% 1.12% 3/7/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	7,960	7,960
Series Floaters XM 04 42, 1.14% 3/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,000	3,000
Lancaster County School District Bonds Series Solar 17 21, SIFMA Municipal Swap Index + 0.150% 1.24%, tender 3/8/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	3,595	3,595
Lexington County Health Svcs. District, Inc. Hosp. Rev. Participating VRDN Series Floaters XF 23 68 1.13% 3/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,995	2,995
Lexington County School District #1 Bonds Series Solar 0058, 1.24%, tender 5/3/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	3,600	3,600
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series 2017 XF 2425, 1.13% 3/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	33,065	33,065
Series Floaters XG 01 49, 1.13% 3/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	9,360	9,360
		66,620
Tennessee - 0.1%
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Participating VRDN Series Floaters XG 01 45, 1.13% 3/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,585	4,585
Rutherford County Health & Edl. Facilities Board Rev. Participating VRDN Series 2014 ZF0208, 1.19% 3/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000	5,000
		9,585
Texas - 0.8%
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Bonds Series WF 10 53C, SIFMA Municipal Swap Index + 0.280% 1.37%, tender 7/26/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	5,535	5,535
Boerne Independent School District Participating VRDN Series Floaters XG 01 64, 1.14% 3/7/18 (Liquidity Facility Bank of America NA) (a)(c)	2,795	2,795
Frisco Independent School District Participating VRDN Series ROC II R 11960, 1.12% 3/7/18 (Liquidity Facility Citibank NA) (a)(c)	6,310	6,310
Harris County Gen. Oblig. Bonds Series Clipper 09 73, SIFMA Municipal Swap Index + 0.040% 1.13%, tender 3/1/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)	4,600	4,600
Hays Consolidated Independent School District Bonds Series Solar 0050, SIFMA Municipal Swap Index + 0.050% 1.24%, tender 4/12/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	2,795	2,795
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series ROC II R 11860, 1.12% 3/7/18 (Liquidity Facility Citibank NA) (a)(c)	6,000	6,000
Houston Util. Sys. Rev. Participating VRDN Series 16 XM 0235, 1.12% 3/7/18 (Liquidity Facility Bank of America NA) (a)(c)	14,400	14,400
Katy Independent School District Participating VRDN Series Floaters XG 01 63, 1.14% 3/7/18 (Liquidity Facility Bank of America NA) (a)(c)	1,105	1,105
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN Series 16 XF0411, 1.14% 3/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,900	6,900
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series Putters 0028, 1.14% 3/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,000	4,000
Texas A&M Univ. Rev. Participating VRDN Series Floaters XM 04 43, 1.13% 3/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,580	1,580
Texas Gen. Oblig. Bonds Series WF 1183C, SIFMA Municipal Swap Index + 0.350% 1.44%, tender 3/29/18 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)(d)(e)	15,045	15,045
Texas State Univ. Sys. Fing. Rev. Participating VRDN Series 16 ZF 0307, 1.12% 3/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,800	2,800
		73,865
Utah - 0.2%
Riverton Hosp. Rev. Participating VRDN Series RBC ZF 0274, 1.14% 3/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	14,900	14,900
Utah Transit Auth. Sales Tax Rev. Participating VRDN Series 2017, 1.12% 3/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,100	1,100
		16,000
Vermont - 0.0%
Vermont Edl. and Health Buildings Fing. Agcy. Participating VRDN Series XF 23 61, 1.13% 3/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,875	3,875
Virginia - 1.0%
Hampton Roads Sanitation District Wastewtr. Rev. Bonds Series Solar 0064, 1.24%, tender 5/3/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	6,500	6,500
Loudoun County Gen. Oblig. Bonds Series Solar 2017 38, SIFMA Municipal Swap Index + 0.050% 1.24%, tender 4/12/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	2,915	2,915
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series EGL 17 0005, 1.13% 3/7/18 (Liquidity Facility Citibank NA) (a)(c)	31,565	31,565
Univ. of Virginia Gen. Rev.:
Bonds Series Solar 17 17, SIFMA Municipal Swap Index + 0.150% 1.24%, tender 3/1/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	3,430	3,430
Participating VRDN Series EGL 14 0048, 1.13% 3/7/18 (Liquidity Facility Citibank NA) (a)(c)	41,105	41,105
Virginia Commonwealth Trans. Board Rev. Participating VRDN Series 16 XM0142, 1.12% 3/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	6,770	6,770
		92,285
Washington - 1.2%
King County Gen. Oblig. Participating VRDN Series Floaters XM 04 41, 1.14% 3/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,500	2,500
King County Swr. Rev. Participating VRDN:
Series EGL 14 0047, 1.13% 3/7/18 (Liquidity Facility Citibank NA) (a)(c)	39,785	39,785
Series ROC II R 11962, 1.12% 3/7/18 (Liquidity Facility Citibank NA) (a)(c)	2,200	2,200
Port of Seattle Rev. Participating VRDN Series Floaters XF 05 22, 1.18% 3/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	3,600	3,600
Seattle Muni. Lt. & Pwr. Rev. Bonds:
Series Solar 0055, 1.24%, tender 3/29/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	6,190	6,190
Series Solar 17 19, SIFMA Municipal Swap Index + 0.150% 1.24%, tender 3/1/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	3,875	3,875
Series WF 11-18C, SIFMA Municipal Swap Index + 0.280% 1.37%, tender 7/26/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	6,730	6,730
Seattle Wtr. Sys. Rev. Bonds Series Solar 17 5, SIFMA Municipal Swap Index + 0.150% 1.24%, tender 4/26/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	7,605	7,605
Washington Gen. Oblig. Bonds Series WF 11-16C, SIFMA Municipal Swap Index + 0.280% 1.37%, tender 7/26/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	33,900	33,900
Washington Health Care Facilities Auth. Rev. Participating VRDN:
Series 2015 XF0150, 1.12% 3/7/18 (Liquidity Facility Bank of America NA) (a)(c)	4,355	4,355
Series Floaters XF 24 92, 1.15% 3/7/18 (Liquidity Facility Citibank NA) (a)(c)	1,745	1,745
		112,485
Wisconsin - 0.4%
Agnesian Healthcare Participating VRDN Series Floaters XF 24 83, 1.13% 3/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,700	4,700
Milwaukee Metropolitan Swr. District Bonds Series Solar 0036, SIFMA Municipal Swap Index + 0.150% 1.24%, tender 3/15/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	3,100	3,100
Wisconsin Gen. Oblig. Participating VRDN Series Clipper 09 53, SIFMA Municipal Swap Index + 0.180% 1.27% 3/8/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)(e)	12,745	12,745
Wisconsin Health & Edl. Facilities Participating VRDN:
Series Floaters XF 24 18, 1.12% 3/7/18 (Liquidity Facility Citibank NA) (a)(c)	5,000	5,000
Series Floaters XG 00 72, 1.16% 3/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	4,200	4,200
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN Series Floaters 3184, 1.12% 3/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	11,860	11,860
		41,605
TOTAL TENDER OPTION BOND
(Cost $1,865,729)		1,865,729

Other Municipal Security - 42.3%
Alabama - 0.6%
Huntsville Health Care Auth. Rev.:
Series 2017, 1.14% 3/2/18, CP	15,800	15,800
Series 2018:
1.24% 6/1/18, CP	17,400	17,400
1.26% 4/4/18, CP	3,000	3,000
1.3% 6/18/18, CP	4,000	4,000
1.32% 7/6/18, CP	13,000	13,000
		53,200
Alaska - 0.1%
North Slope Borough Gen. Oblig. Bonds:
Series 2014 A, 5% 6/30/18	7,435	7,523
Series 2017 A, 5% 6/30/18	3,530	3,574
		11,097
Arizona - 0.2%
Phoenix Civic Impt. Board Arpt. Rev. Bonds Series 2008 A, 5% 7/1/18 (Pre-Refunded to 7/1/18 @ 100)	13,500	13,661
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series C, 1.13% 3/5/18, CP	8,500	8,500
		22,161
California - 1.5%
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Bonds:
Series 2010 A, SIFMA Municipal Swap Index + 0.100% 1.19%, tender 3/1/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	76,875	76,875
Series 2010 B, SIFMA Municipal Swap Index + 0.100% 1.19%, tender 3/1/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	27,500	27,500
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2018, 1.41% 7/19/18 (Liquidity Facility Royal Bank of Canada), CP	28,600	28,600
Sacramento Muni. Util. District Elec. Rev. Series 2018 L-1, 1.34% 3/13/18, LOC Barclays Bank PLC, CP	12,600	12,600
		145,575
Colorado - 0.2%
Colorado Gen. Fdg. Rev. TRAN Series 2017 A, 5% 6/27/18	2,900	2,936
Colorado Springs Utils. Rev. Series A, 1.37% 4/5/18, LOC Bank of America NA, CP	2,800	2,800
Colorado State Bldg. Excellent Schools Today Ctfs. of Prtn. Bonds (Colorado St Proj.) Series 2017 K, 2% 3/15/18	2,900	2,901
Denver City & County Arpt. Rev. Bonds Series 2017 A, 4% 11/15/18 (b)	7,995	8,135
		16,772
Connecticut - 3.0%
Brookfield Gen. Oblig. BAN Series A, 2.25% 11/15/18	6,990	7,039
Colchester Gen. Oblig. BAN Series 2018, 2.5% 10/17/18	7,950	8,000
Connecticut Gen. Oblig.:
BAN Series 2017 A, 5% 9/14/18	160,500	163,511
Bonds:
Series 2014 C, 5% 6/15/18	300	303
Series 2014 H, 5% 11/15/18	3,195	3,272
Series 2016 A, 4% 3/15/18	13,595	13,610
Series 2017 B, 3% 4/15/18	22,840	22,892
Connecticut Health & Edl. Facilities Auth. Rev. Bonds Series S1, 1.12% tender 4/3/18, CP mode	5,060	5,060
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series 2014 A, 4% 9/1/18	2,480	2,514
East Haddam Gen. Oblig. BAN Series 2017, 2.25% 3/8/18	2,800	2,801
Greenwich Gen. Oblig. BAN Series 2018, 2% 1/18/19	31,140	31,289
Ledyard Gen. Oblig. BAN Series 2018, 2% 6/13/18	10,200	10,218
North Haven Gen. Oblig. BAN Series 2017, 2.25% 11/8/18	5,775	5,818
Watertown Gen. Oblig. BAN Series 2018, 2.5% 10/25/18	5,800	5,836
		282,163
District Of Columbia - 0.3%
District of Columbia Rev. Bonds Series 2000, 1.15% tender 3/8/18, LOC JPMorgan Chase Bank, CP mode	5,400	5,400
District of Columbia Univ. Rev. Bonds (Georgetown Univ. Proj.) Series 2001 B, 4.7%, tender 4/1/18 (a)	8,500	8,524
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 1, 1.03% 3/21/18, LOC JPMorgan Chase Bank, CP	13,700	13,700
		27,624
Florida - 3.5%
Florida Local Govt. Fin. Cmnty.:
Series 11A1, 1.21% 4/4/18, LOC JPMorgan Chase Bank, CP	37,912	37,912
Series 2018, 1.34% 3/6/18, LOC JPMorgan Chase Bank, CP	40,944	40,944
Jacksonville Gen. Oblig. Series 04A, 1.36% 4/4/18, LOC Bank of America NA, CP	9,700	9,700
Miami-Dade County Series A1, 1.29% 5/21/18, LOC Bank of America NA, CP (b)	14,343	14,343
Miami-Dade County Aviation Rev. Series C:
1.29% 5/21/18, LOC Bank of America NA, CP (b)	19,600	19,600
1.35% 6/5/18, LOC Bank of America NA, CP (b)	19,900	19,900
1.36% 3/13/18, LOC Bank of America NA, CP (b)	20,000	20,000
1.4% 5/10/18, LOC Bank of America NA, CP (b)	30,000	30,000
Miami-Dade County School Board Ctfs. of Prtn. Bonds:
(Miami-Dade County School District Proj.):
Series 2008 B, 5.25% 5/1/18 (Pre-Refunded to 5/1/18 @ 100)	14,300	14,396
Series 2015 A, 5% 5/1/18	2,860	2,877
(Miami-Dade County School District) Series 2008 B, 5.25% 5/1/18 (Pre-Refunded to 5/1/18 @ 100)	15,700	15,803
Palm Beach Fla Series 2018, 1.3% 4/5/18, LOC Citibank NA, CP	6,911	6,911
Polk County Indl. Dev. Auth. Health Sys. Rev. Bonds:
Series 2014 A, SIFMA Municipal Swap Index + 0.300% 1.39%, tender 9/26/18 (a)(d)	28,200	28,200
Series 2014 A1, SIFMA Municipal Swap Index + 0.250% 1.34%, tender 9/26/18 (a)(d)	28,900	28,900
Tampa Health Sys. Rev. Bonds Series 2012 B, SIFMA Municipal Swap Index + 0.300% 1.39%, tender 9/26/18 (a)(d)	42,015	42,015
		331,501
Georgia - 6.2%
Atlanta Arpt. Rev.:
Series D1:
1.3% 6/18/18, LOC Bank of America NA, CP	19,400	19,400
1.35% 6/18/18, LOC Bank of America NA, CP	1,017	1,017
Series D2:
1.35% 6/18/18, LOC Bank of America NA, CP (b)	63,761	63,761
1.4% 6/18/18, LOC Bank of America NA, CP (b)	3,360	3,360
Series D3, 1.3% 6/18/18, LOC Bank of America NA, CP	3,113	3,113
Series D4:
1.35% 6/18/18, LOC Bank of America NA, CP (b)	13,000	13,000
1.45% 6/18/18, LOC Bank of America NA, CP (b)	346	346
Series E1:
1.31% 6/18/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	9,700	9,700
1.31% 6/18/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	9,700	9,700
1.35% 6/18/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	1,013	1,013
Series E2:
1.36% 6/18/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP (b)	31,881	31,881
1.36% 6/18/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP (b)	31,881	31,881
1.4% 6/18/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP (b)	1,730	1,730
1.5% 6/18/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP (b)	1,730	1,730
Series E3:
1.31% 6/18/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	1,498	1,498
1.31% 6/18/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	1,498	1,498
Series E4:
1.36% 6/18/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP (b)	6,533	6,533
1.36% 6/18/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP (b)	6,534	6,534
1.5% 6/18/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP (b)	173	173
Atlanta Wtr. & Wastewtr. Rev.:
Series 15A1:
1.2% 4/2/18, LOC PNC Bank NA, CP	40,100	40,100
1.22% 4/2/18, LOC PNC Bank NA, CP	2,500	2,500
Series 15A2, 1.2% 4/2/18, LOC Wells Fargo Bank NA, CP	6,300	6,300
Georgia Muni. Elec. Auth. Pwr. Rev.:
Bonds (Gen. Resolution Projs.) Series 85 A, 1.16% tender 4/5/18, LOC Barclays Bank PLC, CP mode	12,400	12,400
Series B, 1.17% 4/16/18, LOC PNC Bank NA, CP	23,000	23,000
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, SIFMA Municipal Swap Index + 0.100% 1.19%, tender 4/2/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	89,620	89,620
Series 2010 A2, SIFMA Municipal Swap Index + 0.100% 1.19%, tender 4/2/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	204,690	204,690
		586,478
Hawaii - 0.1%
Honolulu City & County Gen. Oblig. Bonds Series 2009 B, 5.25% 7/1/18	5,800	5,878
Idaho - 0.4%
Idaho Gen. Oblig. TAN Series 2017, 4% 6/29/18	32,775	33,064
Idaho Health Facilities Auth. Hosp. Rev. Bonds Series 2013 ID, 1.1%, tender 5/1/18 (a)	5,200	5,200
		38,264
Illinois - 1.8%
Chicago O'Hare Int'l. Arpt. Rev.:
Series 16A1, 1.25% 3/14/18, LOC Bank of America NA, CP (b)	11,715	11,715
Series 16A2, 1.23% 3/14/18, LOC Bank of America NA, CP	1,800	1,800
Series 16B1, 1.27% 3/14/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP (b)	15,243	15,243
Series 16B2, 1.2% 3/14/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	2,600	2,600
Series 16C1, 1.27% 3/14/18, LOC Barclays Bank PLC, CP (b)	3,400	3,400
Series 16C2, 1.23% 3/14/18, LOC Barclays Bank PLC, CP	3,400	3,400
Illinois Fin. Auth. Ed. Rev.:
Series 2018, 1.38% 4/3/18, LOC PNC Bank NA, CP	7,940	7,940
Series LOY:
1.18% 4/2/18, LOC PNC Bank NA, CP	3,000	3,000
1.32% 7/6/18, LOC PNC Bank NA, CP	10,800	10,800
Illinois Fin. Auth. Rev. Bonds:
(Advocate Health Care Network Proj.) Series 2011 B, SIFMA Municipal Swap Index + 0.300% 1.39%, tender 9/26/18 (a)(d)	40,850	40,850
(Hosp. Sisters Svcs., Inc.) Series 2018, 1.38% tender 4/3/18, CP mode	14,200	14,200
Series 12H:
1.14% tender 3/5/18, CP mode	20,000	20,000
1.18% tender 4/4/18, CP mode	14,300	14,300
1.33% tender 6/5/18, CP mode	3,200	3,200
Series 12I:
1.3% tender 5/21/18, CP mode	7,860	7,860
1.33% tender 6/5/18, CP mode	13,500	13,500
		173,808
Indiana - 0.3%
Indianapolis Gas Util. Sys. Rev. Series 2017, 1.14% 3/6/18, LOC JPMorgan Chase Bank, CP	28,700	28,700
Kansas - 0.3%
Wyandotte County/Kansas City Unified Govt. Gen. Oblig. BAN Series 2017-I, 1.5% 3/1/18	30,600	30,600
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 1.32% tender 4/6/18, CP mode	6,100	6,100
Maryland - 0.4%
Baltimore County Gen. Oblig. BAN Series 2017, 3% 3/16/18	4,345	4,348
Maryland Gen. Oblig. Bonds Series 2012 B, 5% 3/15/18	12,835	12,854
Montgomery County Gen. Oblig. Bonds Series 2013 MD, 1.14%, tender 6/1/18 (a)	19,020	19,020
		36,222
Massachusetts - 1.2%
Massachusetts Gen. Oblig. RAN Series 2017 B, 2% 5/21/18	5,750	5,758
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992:
1.25% tender 4/12/18, CP mode	6,100	6,100
1.27% tender 4/2/18, CP mode	19,500	19,500
Massachusetts Port Auth. Rev. Series 12B:
1.24% 6/6/18, LOC TD Banknorth, NA, CP (b)	5,900	5,900
1.38% 5/9/18, LOC TD Banknorth, NA, CP (b)	5,000	5,000
1.4% 9/14/18, LOC TD Banknorth, NA, CP (b)	14,400	14,400
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2018 B, 1.37% 3/7/18, LOC Citibank NA, CP	16,100	16,100
Series B, 1.1% 3/7/18, LOC Citibank NA, CP	10,800	10,800
Series C:
1.19% 3/9/18, LOC Barclays Bank PLC, CP	3,600	3,600
1.22% 3/5/18, LOC Barclays Bank PLC, CP	11,400	11,400
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 99:
1.08% 3/7/18, LOC State Street Bank & Trust Co., Boston, CP	9,435	9,435
1.14% 4/4/18, LOC State Street Bank & Trust Co., Boston, CP	8,400	8,400
		116,393
Michigan - 1.4%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 1.34%, tender 9/26/18 (a)(d)	16,745	16,745
Michigan Bldg. Auth. Rev.:
Bonds:
(Michigan Gen. Oblig. Proj.) Series 2009 I, 5% 10/15/18	8,475	8,668
(Michigan Gen. Oblig.) Series 2016, 5% 4/15/18	2,750	2,762
Series 7, 1.24% 5/10/18, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	17,960	17,960
Michigan Fin. Auth. Rev. Bonds Series 2013 M1, 1.14%, tender 6/1/18 (a)	37,275	37,275
Michigan Hosp. Fin. Auth. Rev. Bonds:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/18 (Pre-Refunded to 5/15/18 @ 100)	7,850	7,925
Series 2010 F1, 2%, tender 5/30/18 (a)	1,200	1,203
Univ. of Michigan Rev.:
Bonds:
Series 09B, 1.26% tender 6/1/18, CP mode	3,800	3,800
Series 2010 C, 5% 4/1/18	1,000	1,003
Series 2018 K-1:
1.33% 3/12/18, CP	10,700	10,700
1.35% 3/6/18, CP	5,800	5,800
Series 2018 K-2, 1.35% 10/9/18, CP	2,700	2,700
Series K1, 1.16% 3/1/18, CP	5,135	5,135
Series K2, 1.15% 9/7/18, CP	13,200	13,200
		134,876
Minnesota - 0.5%
Minneapolis Gen. Oblig. Bonds Series 2017, 5% 12/1/18	6,300	6,478
Minnesota Gen. Oblig. Bonds Series 2013 A, 5% 8/1/18	11,885	12,068
Univ. of Minnesota Gen. Oblig.:
Series 07C, 1.13% 3/6/18, CP	5,900	5,900
Series 09D, 1.31% 3/12/18, CP	8,000	8,000
Series 17F, 1.26% 6/1/18, CP	3,800	3,800
Series 2018 B, 1.37% 3/2/18, CP	2,800	2,800
Univ. of Minnesota Rev.:
Series 2018 A, 1.44% 4/2/18, CP	400	400
Series A, 1.07% 4/2/18, CP	9,400	9,400
		48,846
Missouri - 0.1%
Curators of the Univ. of Missouri Series A, 1.11% 3/6/18, CP	6,800	6,800
Montana - 0.2%
Montana Board of Invt. Bonds:
(Intercap Revolving Prog.) Series 2017, 1.2%, tender 3/1/19 (a)	5,800	5,800
Series 2007, 1.2%, tender 3/1/19 (a)	6,435	6,435
Series 2013, 1.2%, tender 3/1/19 (a)	2,665	2,665
		14,900
Nebraska - 0.5%
Omaha Pub. Pwr. District Elec. Rev.:
Series 2018 A:
1.36% 4/4/18, CP	8,500	8,500
1.36% 4/5/18, CP	7,700	7,700
Series A:
1.12% 3/5/18, CP	8,000	8,000
1.16% 3/2/18, CP	6,900	6,900
1.2% 4/3/18, CP	7,700	7,700
1.22% 5/1/18, CP	1,390	1,390
1.32% 7/6/18, CP	4,700	4,700
		44,890
Nevada - 0.1%
Clark County School District Bonds Series 2014 B, 5% 6/15/18	2,800	2,828
Truckee Meadows Wtr. Auth. Wtr. Rev. Series 2018, 1.36% 4/4/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	9,100	9,100
		11,928
New Hampshire - 0.8%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.) Series B, 1.45% tender 3/1/18, CP mode	12,840	12,840
Series 1990 A:
1.3% tender 4/6/18, CP mode (b)	27,000	27,000
1.3% tender 4/12/18, CP mode (b)	10,300	10,300
Series A1, 1.35% tender 3/7/18, CP mode (b)	24,100	24,100
		74,240
New Jersey - 2.0%
Bloomfield Township Gen. Oblig. BAN Series 2018, 1.75% 4/12/18	14,700	14,705
Burlington County Bridge Commission Lease Rev. BAN (Governmental Leasing Prog.) Series 2017 C, 2.5% 12/12/18	4,300	4,333
Camden County BAN Series 2017 A, 3% 10/25/18	11,591	11,720
Englewood Gen. Oblig. BAN Series 2017, 2.5% 4/4/18	10,931	10,944
Fairfield TWP NJ BD NTS. BAN Series 2017, 2.25% 6/14/18	5,700	5,718
Freehold Township BAN Series 2017, 2.5% 11/7/18	5,900	5,953
Hudson County Gen. Oblig. BAN Series 2017, 3% 12/12/18	39,084	39,536
Montclair Township Gen. Oblig. BAN Series 2017:
2.5% 11/2/18	9,200	9,281
2.5% 11/2/18	3,670	3,702
Mount Laurel Township Gen. Oblig. BAN Series 2018 A, 3% 3/5/19	9,200	9,325
Ocean City Gen. Oblig. BAN Series 2017 A, 2.5% 11/28/18	8,000	8,072
Passaic County Gen. Oblig. BAN Series A, 2.5% 12/6/18	23,500	23,695
Stone Hbr. BAN Series 2017, 2.5% 11/2/18	17,175	17,329
Township of Bridgewater BAN Series 2017, 2.25% 8/10/18	21,632	21,715
West Caldwell Township BAN Series 2017, 3% 12/14/18	3,564	3,604
		189,632
New York - 1.0%
Albany County Gen. Oblig. BAN Series 2017, 4% 5/24/18	6,790	6,831
Coxsackie Athens N Y Cent School District BAN Series 2017, 2.5% 6/8/18	12,000	12,042
East Meadow Union Free School District BAN Series 2018 B, 2.75% 3/1/19(f)	2,404	2,432
New York Pwr. Auth. Series 2, 1.2% 3/15/18, CP	2,700	2,700
Starpoint Central School District BAN Series 2017, 2.25% 6/22/18	13,875	13,921
Westchester County Gen. Oblig.:
BAN Series A, 3% 12/14/18	4,000	4,049
TAN Series 2018, 2% 5/29/18	54,700	54,798
		96,773
New York And New Jersey - 0.1%
Port Auth. of New York & New Jersey Series A:
1.18% 4/4/18, CP (b)	9,785	9,785
1.29% 3/1/18, CP (b)	3,255	3,255
		13,040
North Carolina - 0.3%
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Bonds Series 2009 B, 5% 1/1/19 (Pre-Refunded to 1/1/19 @ 100)	15,500	15,964
North Carolina Gen. Oblig. Bonds:
Series 2009 A, 5% 3/1/18	6,375	6,375
Series 2014 A, 5% 6/1/18	7,200	7,268
		29,607
Ohio - 1.1%
Big Walnut Local School District BAN Series 2017, 2.625% 5/1/18	1,900	1,904
Brunswick Ohio City School District BAN Series 2018, 2.5% 5/31/18	6,405	6,421
Butler County Gen. Oblig. BAN:
Series 2017, 2.5% 7/26/18	3,380	3,397
Series 2018, 3% 1/24/19	2,000	2,025
Delaware Gen. Oblig. BAN Series 2017, 2% 4/12/18	3,815	3,818
Franklin County Rev. Bonds Series 2013 OH, NULL 1.1%, tender 5/1/18 (a)	9,000	9,000
Highland Local School District BAN Series 2017, 2.5% 6/28/18	1,600	1,605
Hudson City Gen. Oblig. BAN Series 2017 2, 3% 12/28/18	4,040	4,087
Independence Gen. Oblig. BAN Series 2017, 2% 12/5/18	500	502
Lake County Gen. Oblig. BAN (Ohio Gen. Oblig.) Series 2018, 2% 1/17/19 (Ohio Gen. Oblig. Guaranteed)	5,200	5,218
Licking County BAN Series 2017, 2% 5/23/18	1,200	1,202
Mason Gen. Oblig. BAN Series 2016, 2.5% 5/22/18	4,000	4,011
North Ridgeville Gen. Oblig. BAN Series 2017, 2% 6/18/18	3,700	3,709
Ohio Higher Edl. Facility Commission Rev. Bonds:
(the Cleveland Clinic Foundation) Series 2018 B-6, 1.36% tender 4/5/18, CP mode	21,200	21,200
Series 08B5, 1.29% tender 4/12/18, CP mode	10,800	10,800
Ohio State Univ. Gen. Receipts Rev. Bonds Series 03C, 1.13% tender 3/6/18, CP mode	7,380	7,380
Sandusky Gen. Oblig. BAN Series 2017, 2.25% 10/4/18	2,900	2,913
Shaker Heights City School District BAN Series 2017, 3% 7/12/18	3,900	3,923
Southwest Local School District BAN Series 2017, 2.5% 11/14/18	3,900	3,924
Uhrichsville Recreational Facilities BAN Series 2017, 2% 6/28/18 (Ohio Gen. Oblig. Guaranteed)	1,630	1,634
Upper Arlington City School District BAN Series 2017, 3.125% 4/1/18	6,300	6,309
Willoughby BAN Series 2017, 2.25% 5/24/18	4,550	4,560
		109,542
Oklahoma - 0.2%
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series A, 1.19% 3/5/18 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	1,700	1,700
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Bonds Series 2015 B, SIFMA Municipal Swap Index + 0.350% 1.44%, tender 9/26/18 (a)(d)	21,105	21,105
		22,805
Oregon - 0.1%
Port of Portland Arpt. Rev. Series B, 1.33% 3/27/18, LOC Barclays Bank PLC, CP (b)	5,400	5,400
Pennsylvania - 0.5%
Allegheny County Hosp. Dev. Auth. Rev. Bonds Series 2008, 5% 6/15/18	2,655	2,684
Northampton County Gen. Purp. Auth. Hosp. Rev. Bonds (St Lukes Hosp. & Health Ntw Proj.) Series 2008 A:
5.5% 8/15/18 (Pre-Refunded to 8/15/18 @ 100)	1,860	1,896
5.5% 8/15/18 (Pre-Refunded to 8/15/18 @ 100)	4,550	4,636
Pennsylvania Gen. Oblig. Bonds:
Series 2009, 5% 7/1/18	1,705	1,726
Series 2012, 5% 7/1/18	2,740	2,774
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. Bonds Series 2009, 5% 6/15/18	2,100	2,123
Pennsylvania Tpk. Commission Tpk. Rev. Bonds (PA St Tpk. Subordinated Proj.) Series 2008 B-1, 5.25% 6/1/18 (Pre-Refunded to 6/1/18 @ 100)	5,535	5,591
Philadelphia Arpt. Rev. Series B2, 1.32% 5/7/18, LOC PNC Bank NA, CP (b)	9,000	9,000
Philadelphia Gen. Oblig. TRAN Series 2017 A, 2% 6/29/18	9,800	9,822
Southcentral Pennsylvania Gen. Auth. Rev. Bonds 6% 6/1/18 (Pre-Refunded to 6/1/18 @ 100)	8,365	8,468
		48,720
Tennessee - 0.7%
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. Series A, 1.3% 4/5/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	13,900	13,900
Nashville and Davidson County Metropolitan Govt. Gen. Oblig.:
Series 2018 B-1, 1.34% 3/6/18 (Liquidity Facility JPMorgan Chase Bank), CP	7,100	7,100
Series B1:
1.12% 3/8/18 (Liquidity Facility JPMorgan Chase Bank), CP	4,450	4,450
1.13% 3/1/18 (Liquidity Facility JPMorgan Chase Bank), CP	14,400	14,400
1.2% 3/26/18 (Liquidity Facility JPMorgan Chase Bank), CP	13,500	13,500
Series B2:
1.14% 3/1/18 (Liquidity Facility MUFG Union Bank NA), CP	5,800	5,800
1.18% 4/2/18 (Liquidity Facility MUFG Union Bank NA), CP	5,400	5,400
1.19% 4/2/18 (Liquidity Facility MUFG Union Bank NA), CP	5,400	5,400
		69,950
Texas - 10.1%
Austin Elec. Util. Sys. Rev.:
Bonds 0% 5/15/18	14,300	14,262
Series 2018:
1.39% 3/5/18 (Liquidity Facility JPMorgan Chase Bank), CP	7,100	7,100
1.43% 3/1/18 (Liquidity Facility JPMorgan Chase Bank), CP	9,800	9,800
Series A:
1.14% 3/6/18 (Liquidity Facility JPMorgan Chase Bank), CP	57,905	57,905
1.22% 3/5/18 (Liquidity Facility JPMorgan Chase Bank), CP	2,750	2,750
Fort Bend Independent School District:
Series 2017, 1.14% 3/7/18 (Liquidity Facility JPMorgan Chase Bank), CP	3,500	3,500
Series 2018:
1.35% 6/5/18 (Liquidity Facility JPMorgan Chase Bank), CP	18,600	18,600
1.35% 6/5/18 (Liquidity Facility JPMorgan Chase Bank), CP	2,600	2,600
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds:
(Texas Children's Hosp. Proj.) Series 2015 2, 0.002% x SIFMA Municipal Swap Index 1.29%, tender 9/26/18 (a)(d)	33,900	33,900
Series 16B1, 1.24% tender 5/2/18, CP mode	27,100	27,100
Series 16B2, 1.02% tender 3/5/18, CP mode	29,300	29,300
Series 16B3, 1.17% tender 4/4/18, CP mode	23,600	23,600
Harris County Gen. Oblig.:
Series A1, 1.06% 3/8/18 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	13,700	13,700
Series E1, 1.12% 3/22/18, LOC Landesbank Hessen-Thuringen, CP	4,300	4,300
Series E2, 1.12% 3/22/18, LOC Barclays Bank PLC, CP	2,640	2,640
Harris County Metropolitan Trans. Auth.:
Series 2018 A-1:
1.35% 5/3/18 (Liquidity Facility JPMorgan Chase Bank), CP	14,450	14,450
1.36% 4/4/18 (Liquidity Facility JPMorgan Chase Bank), CP	16,400	16,400
Series A1:
1.27% 5/15/18 (Liquidity Facility JPMorgan Chase Bank), CP	16,500	16,500
1.28% 5/17/18 (Liquidity Facility JPMorgan Chase Bank), CP	7,900	7,900
Series A3:
1.27% 5/15/18 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	7,000	7,000
1.28% 5/17/18 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	1,200	1,200
Houston Arpt. Sys. Rev. Series A:
1.25% 3/5/18, LOC Sumitomo Mitsui Banking Corp., CP (b)	4,900	4,900
1.27% 4/12/18, LOC Sumitomo Mitsui Banking Corp., CP (b)	45,500	45,500
1.33% 4/4/18, LOC Sumitomo Mitsui Banking Corp., CP (b)	24,500	24,500
Houston Gen. Oblig. Bonds Series 2013 A, 5% 3/1/18	6,700	6,700
Lower Colorado River Auth. Rev.:
Series 2017, 1.04% 4/3/18, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	7,800	7,800
Series 2018 B, 1.16% 3/5/18, LOC State Street Bank & Trust Co., Boston, CP	1,220	1,220
Series 2018:
1.15% 3/1/18, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	9,404	9,404
1.16% 3/1/18, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	6,451	6,451
1.18% 4/3/18, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	4,800	4,800
1.21% 3/1/18, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	3,300	3,300
Series B, 1.3% 5/21/18, LOC State Street Bank & Trust Co., Boston, CP	16,400	16,400
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.):
Series 2011 B, BMA Municipal Swap Index + 0.300% 1.39%, tender 9/26/18 (a)(d)	31,700	31,700
Series 2013 B, SIFMA Municipal Swap Index + 0.300% 1.39%, tender 9/26/18 (a)(d)	31,000	31,000
Texas A&M Univ. Rev. Series B:
1.23% 4/10/18, CP	11,500	11,500
1.25% 6/5/18, CP	5,100	5,100
Texas Gen. Oblig. TRAN Series 2017, 4% 8/30/18	359,315	364,056
Univ. of Texas Board of Regents Sys. Rev.:
Bonds Series 2017 C, 3% 8/15/18	2,590	2,610
Series 2018 A, 1.34% 3/7/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,200	5,200
Series 2018, 1.23% 4/2/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	13,600	13,600
Series A:
1.05% 4/5/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	14,800	14,800
1.33% 3/22/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	14,200	14,200
Univ. of Texas Permanent Univ. Fund Rev. Series 2018 A, 1.38% 4/3/18, CP	14,200	14,200
Upper Trinity Reg'l. Wtr. District:
Series 2017, 1.17% 3/5/18, LOC Bank of America NA, CP	5,700	5,700
Series 2018:
1.34% 3/5/18, LOC Bank of America NA, CP	2,500	2,500
1.35% 7/6/18, LOC Bank of America NA, CP	5,450	5,450
		967,098
Vermont - 0.1%
Vermont Econ. Dev. Auth. Rev. Series D, 1.19% 4/11/18, LOC JPMorgan Chase Bank, CP (b)	8,900	8,900
Virginia - 0.6%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 1992, 1.27% tender 3/20/18, CP mode (b)	15,100	15,100
Norfolk Econ. Dev. Auth. Rev. Series 2017, 1.14% 3/6/18, CP	6,800	6,800
Univ. of Virginia Gen. Rev.:
Series 03 A, 1.14% 3/6/18, CP	9,500	9,500
Series 03A:
1.1% 3/27/18, CP	2,800	2,800
1.12% 3/19/18, CP	4,500	4,500
1.23% 3/5/18, CP	5,200	5,200
1.23% 3/6/18, CP	4,300	4,300
Virginia Pub. School Auth. Bonds (Virginia Gen. Oblig.) Series 2012 A, 5% 8/1/18	9,465	9,606
		57,806
Washington - 0.7%
Energy Northwest Elec. Rev. Bonds:
Series 2010 A, 5% 7/1/18	4,785	4,843
Series 2011 A, 5% 7/1/18	3,205	3,244
Series 2012 A, 5% 7/1/18	2,000	2,024
Series 2014-A, 5% 7/1/18	16,400	16,599
Seattle Muni. Lt. & Pwr. Rev. Bonds Series 2015 A, 5% 5/1/18	3,630	3,653
Univ. of Washington Univ. Revs. Series 8, 1.13% 3/6/18, CP	14,300	14,300
Washington Gen. Oblig. Bonds:
Series 2011 B, 5% 7/1/18	8,500	8,603
Series 2013 B, 5% 7/1/18	13,800	13,967
		67,233
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds Series 96, 1.3% tender 3/28/18, CP mode (b)	11,500	11,500
Wisconsin - 0.9%
Wisconsin Gen. Oblig.:
Series 06A, 1.35% 7/6/18 (Liquidity Facility BMO Harris Bank NA), CP	5,736	5,736
Series 2018 A:
1.34% 3/6/18 (Liquidity Facility BMO Harris Bank NA), CP	32,000	32,000
1.34% 3/6/18 (Liquidity Facility BMO Harris Bank NA), CP	14,800	14,800
1.43% 5/22/18 (Liquidity Facility BMO Harris Bank NA), CP	9,300	9,300
Wisconsin Health & Edl. Facilities Bonds Series 2013:
4%, tender 3/1/18 (a)	20	20
4%, tender 3/1/18 (a)	14,385	14,385
Wisconsin Trans. Rev. Series 13A, 1.3% 6/4/18 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	9,900	9,900
		86,141
TOTAL OTHER MUNICIPAL SECURITY
(Cost $4,033,163)		4,033,163
	Shares (000s)	Value (000s)

Investment Company - 3.0%
Fidelity Municipal Cash Central Fund, 1.18% (g)(h)
(Cost $283,151)	283,129	283,151
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $9,485,613)		9,485,613
NET OTHER ASSETS (LIABILITIES) - 0.5%		43,298
NET ASSETS - 100%		$9,528,911

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

RAN – REVENUE ANTICIPATION NOTE

TAN – TAX ANTICIPATION NOTE

TRAN – TAX AND REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $447,813,000 or 4.7% of net assets.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost (000s)
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.27% 4/11/18 (Liquidity Facility Barclays Bank PLC)	1/18/18	$11,000
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Bonds Series WF 10 53C, SIFMA Municipal Swap Index + 0.280% 1.37%, tender 7/26/18 (Liquidity Facility Wells Fargo Bank NA)	9/16/13	$5,535
Central Fla Expwy Auth. Rev. Participating VRDN Series Floaters 004, 1.27% 4/11/18 (Liquidity Facility Barclays Bank PLC)	1/18/18	$37,800
Central Florida Expressway Bonds Series RBC E 62, SIFMA Municipal Swap Index + 0.170% 1.26%, tender 5/1/18 (Liquidity Facility Royal Bank of Canada)	8/1/16 - 8/1/17	$49,730
Chicago Board of Ed. Participating VRDN Series Floaters 003, 1.34% 3/1/18 (Liquidity Facility Barclays Bank PLC)	2/1/18	$47,700
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds Series 16 E71, 1.26%, tender 3/1/18 (Liquidity Facility Royal Bank of Canada)	6/1/16 - 9/1/16	$75,280
Massachusetts Clean Wtr. Trust Bonds Series Clipper 09 30, SIFMA Municipal Swap Index + 0.180% 1.27%, tender 3/8/18 (Liquidity Facility State Street Bank & Trust Co., Boston)	4/3/09	$17,410
Massachusetts Gen. Oblig. Bonds Series Clipper 09 69, SIFMA Municipal Swap Index + 0.180% 1.27%, tender 3/8/18 (Liquidity Facility State Street Bank & Trust Co., Boston)	9/28/16	$15,913
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.27% 4/11/18 (Liquidity Facility Barclays Bank PLC)	9/14/17	$7,015
Missoula Mont Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.27% 4/11/18 (Liquidity Facility Barclays Bank PLC)	9/29/17 - 1/25/18	$4,600
Newport Mesa Unified School District Bonds Series WF 11 70Z, SIFMA Municipal Swap Index + 0.280% 1.37%, tender 3/1/18 (Liquidity Facility Wells Fargo Bank NA)	7/17/12 - 8/1/16	$16,775
North Carolina Cap. Impt. Ltd. Bonds Series WF 11 136C, SIFMA Municipal Swap Index + 0.280% 1.37%, tender 4/5/18 (Liquidity Facility Wells Fargo Bank NA)	10/21/16	$2,765
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.27% 4/11/18 (Liquidity Facility Barclays Bank PLC)	3/9/17 - 1/11/18	$6,010
Oregon Gen. Oblig. Bonds Series WF11 57 C, SIFMA Municipal Swap Index + 0.280% 1.37%, tender 7/26/18 (Liquidity Facility Wells Fargo Bank NA)	9/24/14	$10,760
Pennsylvania Health & Edl. Facilities Fing. Auth. Rev. Bonds Series E72, SIFMA Municipal Swap Index + 0.170% 1.26%, tender 3/1/18 (Liquidity Facility Royal Bank of Canada)	6/1/16 - 1/19/18	$68,500
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series WF 11 26C, SIFMA Municipal Swap Index + 0.280% 1.37%, tender 7/26/18 (Liquidity Facility Wells Fargo Bank NA)	8/11/16 - 11/10/16	$2,600
Seattle Muni. Lt. & Pwr. Rev. Bonds Series WF 11-18C, SIFMA Municipal Swap Index + 0.280% 1.37%, tender 7/26/18 (Liquidity Facility Wells Fargo Bank NA)	2/11/16	$6,730
Texas Gen. Oblig. Bonds Series WF 1183C, SIFMA Municipal Swap Index + 0.350% 1.44%, tender 3/29/18 (Liquidity Facility Wells Fargo Bank NA)	3/30/16 - 8/11/16	$15,045
Washington Gen. Oblig. Bonds Series WF 11-16C, SIFMA Municipal Swap Index + 0.280% 1.37%, tender 7/26/18 (Liquidity Facility Wells Fargo Bank NA)	11/1/12 - 2/18/16	$33,900
Wisconsin Gen. Oblig. Participating VRDN Series Clipper 09 53, SIFMA Municipal Swap Index + 0.180% 1.27% 3/1/18 (Liquidity Facility State Street Bank & Trust Co., Boston)	9/12/16	$12,745

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Municipal Cash Central Fund	$1,299
Total	$1,299

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		February 28, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $9,202,462)	$9,202,462
Fidelity Central Funds (cost $283,151)	283,151
Total Investment in Securities (cost $9,485,613)		$9,485,613
Cash		24
Receivable for investments sold		49,427
Receivable for fund shares sold		3,240
Interest receivable		29,295
Distributions receivable from Fidelity Central Funds		208
Prepaid expenses		13
Other receivables		276
Total assets		9,568,096
Liabilities
Payable for investments purchased
Regular delivery	$12,325
Delayed delivery	2,432
Payable for fund shares redeemed	20,624
Distributions payable	226
Accrued management fee	2,056
Other affiliated payables	1,204
Other payables and accrued expenses	318
Total liabilities		39,185
Net Assets		$9,528,911
Net Assets consist of:
Paid in capital		$9,529,691
Distributions in excess of net investment income		(107)
Accumulated undistributed net realized gain (loss) on investments		(673)
Net Assets, for 9,518,113 shares outstanding		$9,528,911
Net Asset Value, offering price and redemption price per share ($9,528,911 ÷ 9,518,113 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 28, 2018 (Unaudited)
Investment Income
Interest		$55,455
Income from Fidelity Central Funds		1,299
Total income		56,754
Expenses
Management fee	$13,164
Transfer agent fees	7,208
Accounting fees and expenses	414
Custodian fees and expenses	38
Independent trustees' fees and expenses	20
Registration fees	43
Audit	24
Legal	16
Miscellaneous	15
Total expenses before reductions	20,942
Expense reductions	(32)	20,910
Net investment income (loss)		35,844
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(367)
Fidelity Central Funds	(23)
Capital gain distributions from Fidelity Central Funds	21
Total net realized gain (loss)		(369)
Net increase in net assets resulting from operations		$35,475

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$35,844	$54,392
Net realized gain (loss)	(369)	(304)
Net increase in net assets resulting from operations	35,475	54,088
Distributions to shareholders from net investment income	(35,900)	(54,394)
Distributions to shareholders from net realized gain	–	(293)
Total distributions	(35,900)	(54,687)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	580,852	1,076,162
Reinvestment of distributions	34,404	52,473
Cost of shares redeemed	(2,143,292)	(6,790,111)
Net increase (decrease) in net assets and shares resulting from share transactions	(1,528,036)	(5,661,476)
Total increase (decrease) in net assets	(1,528,461)	(5,662,075)
Net Assets
Beginning of period	11,057,372	16,719,447
End of period	$9,528,911	$11,057,372
Other Information
Distributions in excess of net investment income end of period	$(107)	$(51)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Municipal Money Market Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.004	.004	–A	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.004	.004	–A	–A	–A	–A
Distributions from net investment income	(.004)	(.004)	–A	–A	–A	–A
Distributions from net realized gain	–	–A	–A	–A	–A	–
Total distributions	(.004)	(.004)	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.35%	.42%	.04%	.02%	.01%	.01%
Ratios to Average Net AssetsD,E
Expenses before reductions	.41%F	.40%	.41%	.40%	.40%	.41%
Expenses net of fee waivers, if any	.41%F	.40%	.18%	.06%	.09%	.15%
Expenses net of all reductions	.41%F	.40%	.18%	.06%	.09%	.15%
Net investment income (loss)	.70%F	.41%	.03%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$9,529	$11,057	$16,719	$27,987	$28,648	$28,592

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Municipal Money Market Fund (the Fund) is a fund of Fidelity Union Street Trust II (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only available for purchase by retail shareholders.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation)	$–
Tax cost	$9,485,613

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(304)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .26% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annualized rate of .14% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain univested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expense by $2.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $30.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2017 to February 28, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Expenses Paid During Period-B September 1, 2017 to February 28, 2018
Actual	.41%	$1,000.00	$1,003.50	$2.04
Hypothetical-C		$1,000.00	$1,022.76	$2.06

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Municipal Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Amendment to Group Fee Rate. The Board also approved an amendment to the management contract for the fund to add an additional breakpoint to the group fee schedule, effective October 1, 2017. The Board noted that the additional breakpoint would result in lower management fee rates as Fidelity's assets under management increase above the new breakpoint.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a peer group of funds with similar objectives ("peer group").

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to the gross performance of appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Municipal Money Market Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2016.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked above the competitive median for 2016. The Board considered that, in general, various factors can affect total expense ratios. The Board considered that Fidelity has been voluntarily waiving part or all of the transfer agent fees and/or management fees to maintain a minimum yield. The fund's total expense ratio ranked above the competitive median for 2016 because the advisers of many competitor funds waived fees or reimbursed expenses to a greater extent than Fidelity in order to maintain a minimum yield, which caused the expense medians of such competitor funds to be lower than they would otherwise be. Excluding fee waivers, the fund's total expense ratio ranked below the median.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although above the median of the universe presented for comparison, the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) the terms of Fidelity's contractual and voluntary expense cap and waiver arrangements with the funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the approach to considering "fall-out" benefits; (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability; (xii) the funds' share class structures and distribution channels, including the impact of the Department of Labor's new fiduciary rule on the funds' distribution arrangements; and (xiii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

MMM-SANN-0418
1.703548.120

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Union Street Trust II’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Union Street Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 24, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	April 24, 2018